UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27802
(Address of principal executive offices)   (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: May 31, 2020

Item 1.	REPORTS TO STOCKHOLDERS.

Cavalier Funds

ANNUAL REPORT
As of May 31, 2020

Cavalier Adaptive Income Fund
Cavalier Fundamental Growth Fund
Cavalier Growth Opportunities Fund
Cavalier Hedged High Income Fund
Cavalier Tactical Economic Fund
Cavalier Tactical Rotation Fund

Institutional Class
Class C Shares
Class A Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Cavalier Funds (the “Funds”).  The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds’ distributor is a bank.

The Cavalier Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Cavalier Funds, including their principals, and Capital Investment Group, Inc.

Table of Contents

Letter to Shareholders	………………………………………………………………………………………………………………………………………………………………	1
Cavalier Adaptive Income Fund	………………………………………………………………………………………………………………………………………………………………	4
Cavalier Fundamental Growth Fund	………………………………………………………………………………………………………………………………………………………………	19
Cavalier Growth Opportunities Fund	………………………………………………………………………………………………………………………………………………………………	35
Cavalier Hedged High Income Fund	………………………………………………………………………………………………………………………………………………………………	48
Cavalier Tactical Economic Fund	………………………………………………………………………………………………………………………………………………………………	58
Cavalier Tactical Rotation Fund	………………………………………………………………………………………………………………………………………………………………	71
Notes to Financial Statements	………………………………………………………………………………………………………………………………………………………………	84
Auditor Opinion	………………………………………………………………………………………………………………………………………………………………	99
Additional Information	………………………………………………………………………………………………………………………………………………………………	101

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Cavalier Funds (“Funds”) and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing.  The prospectus contains this and other information about the Funds.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Cavalier Funds:

See Our Web site @ cavalierfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Cavalier, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have previously elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Cavalier.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

Letter to Shareholders (Unaudited)
Dear Investor,
We appreciate the opportunity to present to you the annual report for the period ending May 31, 2020.
Macro Commentary
As we enter the mid-point of 2020, the COVID-19 global pandemic has clearly been the driving force behind year-to-date global equity market volatility and negative equity performance. The global equity markets exhibited record high volatility in the first half of 2020. The Wall Street ‘fear gauge’ VIX (CBOE Volatility Index), which measures the equity markets expectations of 30-day volatility, hit a record high of 82.69 in March surpassing the record high of 80.74 during the financial crisis in November 2008. The US equity markets exhibited an unprecedented selloff as the S&P 500 dropped over 30% in just 22 trading days, the fastest drop in the history of the markets including the 1930s depression era. The global economy came to a grinding halt as the pandemic forced businesses to temporarily close and unemployment hit record levels. The US economy lost over 20 million jobs and the unemployment rate soared over 15% in Q2. The Federal Reserve subsequently lowered Fed Funds rate to 0% and announced stimulus packages to include trillion-dollar quantitative easing (“QE”) programs and liquidity backstops in various fixed income securities. Additionally, Congress passed a 2 trillion-dollar Coronavirus Aid, Relief, and Economic Security Act (CARES) to support small business, health care providers, airline industry, and temporary unemployed individuals. The effects of a low interest rate environment, massive stimulus from the Federal Reserve QE program and relief from Congress contributed to the equity markets recovery in the second quarter with the S&P 500 up 12.82% in April and up 4.76% in May.

The equity markets will look to the second half of 2020 with a potential for economic recovery as the economy slowly begins to reopen, business activity resumes and hopes for a vaccine to become widely available by early 2021. Currently, there is a disconnect between the real economy with a negative GDP and the strength of the equity markets as most economists claim the US economy is in a deep recession. The equity market rebound from the lows in March have increased the P/E multiple for the S&P 500 to levels not seen since the late 1990s. The S&P 500, at its previous high on February 19, 2020, was trading at 3,393 based on the assumption of annual forecasted GAAP earnings of $158 per share by the end of 2020, thus implying a P/E ratio of 21 times earnings and supported by an economy that was generating $19.2 trillion in real GDP output. Roughly four months later, the S&P 500 is fast tracking its way back to the 3,393 level despite the end of 2020 annual forecasted GAAP earnings having been reduced to $90 per share with an economy that is expected to generate as little as $15.7 trillion in real GDP output in the current quarter. The 3,393 level would put the P/E ratio at a historically high multiple of 38x. It’s uncertain if earnings expectations can achieve levels necessary to support new all-time highs in the equity markets as many companies in the S&P 500 index have not given earnings guidance for the remainder of 2020.
With markets today surrounded with heightened risks from the global pandemic and contracting economic conditions coinciding with high unemployment, uncertain corporate earnings environment, and increased corporate bankruptcies, in our view it will be prudent to avoid unnecessary risks and maintain a disciplined investment philosophy. The portfolio construction of our Cavalier Equity and Fixed Income funds adhere to the theory of adaptive correlation and offer a flexible way to off-set short-term market events by reallocating assets to where they will be most effective. Our goal is not to completely avoid downside volatility in a severe bear market but have portfolios that can mitigate downside risk. We believe we are entering a period where risk management and the effective use of tactical risk management will serve investors well and help them meet their goals.

Market and Fund Performance Recap
As a recap for market performance as of May 31, the S&P 500 is down 4.97% from the beginning of 2020 and in fixed income, the Barclays U.S. Aggregate Bond index is up 5.47%. US small cap and mid cap equities have underperformed large cap and growth has outperformed value. The year-to-date returns for international developed and emerging markets equity returns have been negative with the S&P Global BMI down 9.75% since the beginning of 2020 through the end of May. High Yield bonds as a risk on asset class have been weak through 2020 with a 5.71% negative return year-to-date through the end of May as indicated by the BofA Merrill Lynch US High Yield Index.
The Cavalier Fund performance below has been impacted by many elements described in our macro commentary. However, the equity markets were quite strong towards the end of 2019 generating positive returns on a rolling one-year basis through the end of May 31, 2020. The Cavalier Fundamental Growth Fund outperformed the Global BMI benchmark with a higher tilt towards US equities.  During the second quarter, the Fundamental Growth Fund hedged the equity risk for downside protection through purchasing out of the money put options. As the equity market recovered, the option hedges were approximately a -3.00% detractor from performance. The Cavalier Growth Opportunities Fund returned positive performance and outperformed the Global BMI benchmark through the end of May with a tilt toward US equities and technology. Additionally, the Growth Opportunities Fund hedged the equity risk during the second quarter with a put option overlay. The option hedging was approximately a -2.85% detractor from performance.  The Cavalier Tactical Rotation Fund underperformed the S&P 500 Total Return benchmark as the portfolio was tilted more conservative through the equity market rebound that occurred in April and May of 2020 and also included a put option overlay in both months. The put options were a net detractor of -2.05% from performance. The Cavalier Tactical Economic Fund underperformed the S&P 500 Total Return as the portfolio held mid-caps and small caps during Q1 2020 and the portfolio was allocated more conservatively as recession conditions and economic slowdown occurred during the second quarter. The Cavalier Hedged High Income Fund outperformed the benchmark as the Fund hedged credit risk in Q1 during downside volatility in the high yield markets. The Cavalier Adaptive Income Fund underperformed the benchmark as the portfolio had less effective duration and higher allocation to non-agency mortgages than the index.
Cavalier Adaptive Income Fund
For the fiscal year ended May 31, 2020 in the Cavalier Adaptive Income Fund, the return on the Institutional Class Shares was -1.62%, and the return on the Class C Shares was -2.58%. This compares to a 9.42% for the Barclays Capital US Aggregate Bond Index over the same period.
Cavalier Fundamental Growth Fund
For the fiscal year ended May 31, 2020 in the Cavalier Fundamental Growth Fund, the return on the Institutional Class Shares was 8.05%, and the return on the Class C Shares was 6.95%.  This compares to 4.70% for the S&P Global Broad Market TR Index over the same period.
Cavalier Growth Opportunities Fund
For the fiscal year ended May 31, 2020 in the Cavalier Growth Opportunities Fund, the return on the Institutional Class Shares was 17.50%, and the return on the Class C Shares was 16.29%.  This compares to 4.70% for the S&P Global Broad Market TR Index over the same period.
Cavalier Hedged High Income Fund
For the fiscal year ended May 31, 2020 in the Cavalier Hedged High Income Fund, the return on the Institutional Class Shares was 3.75%, and the return on the Class C Shares was 2.71%.  This compares to 0.35% for the BofA Merrill Lynch US High Yield Index and -1.11% for the Barclays Capital Global High-Yield Index over the same period.

Cavalier Tactical Economic Fund
For the fiscal year ended May 31, 2020 in the Cavalier Tactical Economic Fund, the return on the Institutional Class Shares was -2.84%, and the return on the Class C Shares was -3.92%.  This compares to 12.84% for the S&P 500 Total Return Index and 4.70% for the S&P Global Broad Market Index over the same period.

Cavalier Tactical Rotation Fund
For the fiscal year ended May 31, 2020 in the Cavalier Tactical Rotation Fund, the return on the Institutional Class Shares was -7.98%, and the return on the Class C Shares was -8.96%.  This compares to 12.84% for the S&P 500 Total Return Index and 4.70% for the S&P Global Broad Market Index over the same period.
Summary
Cavalier has designed our suite of products to be suitable for investors seeking the capture of benchmark-like performance in up markets along with the comfort of having a safety net of downside protection built into each Fund offering to reduce asset loss in bear markets. Cavalier Funds are built around the concept that investors can experience benchmark results over a full market cycle, when compared to a static asset allocation, or buy-and- hold investing, with less fear and panic during times of market duress. As equity markets attempt to recover in second half of 2020, our goal at Cavalier is to deliver investment products that can achieve market returns in bull markets and tactically seek to manage risk and downside volatility when markets eventually move into bear market territory.
Thank you for the continued opportunity to serve you.
Greg Rutherford	Scott Wetherington
Cavalier Investments, LLC	Cavalier Investments, LLC

Disclosures:
The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Funds at 800-773-3863. Fee waivers and expense reimbursements have positively impacted the Funds’ performance.

RCCAV0720001

Cavalier Adaptive Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from May 31, 2010 through May 31, 2020

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Adaptive Income Fund - Institutional Class Shares versus the Barclays Capital US Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Ten	Since	Inception
May 31, 2020	Year	Year	Year	Inception	Date
Institutional Class Shares	-1.62%	3.15%	2.73%	2.63%	10/2/2009
Barclays Capital US Aggregate Bond Index	9.42%	3.94%	3.92%	4.02%	N/A

Cavalier Adaptive Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from May 31, 2010 through May 31, 2020

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through September 30, 2020. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.88% per the Fund’s most recent prospectus dated October 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Cavalier Adaptive Income Fund - Class C Shares

Performance Update (Unaudited)

For the period from February 25, 2011 (Date of Initial Public Investment) through May 31, 2020

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Adaptive Income Fund - Class C Shares versus the Barclays Capital US Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2020	Year	Year	Inception	Date
Class C Shares	-2.58%	2.10%	1.56%	2/25/2011
Barclays Capital US Aggregate Bond Index	9.42%	3.94%	3.91%	N/A

(Continued)

Cavalier Adaptive Income Fund - Class C Shares

Performance Update (Unaudited)

For the period from February 25, 2011 (Date of Initial Public Investment) through May 31, 2020

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.25% of the average daily net assets of the Fund through September 30, 2020. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 3.84% per the Fund’s most recent prospectus dated October 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Cavalier Adaptive Income Fund

Schedule of Investments

As of May 31, 2020
				Value (Note 1)

PREFERRED STOCK - 1.08%	Shares	Interest	Maturity
Real Estate - 1.08%		Rate	Date
Preferred Apartment Communities, Inc.	500	5.750%	11/20/2029	$500,000

Total Preferred Stock (Cost $500,000)				500,000
		Interest	Maturity
ASSET BACKED SECURITIES - 8.12%	Principal	Rate	Date
Accredited Mortgage Loan Trust 2002-2
(1M LIBOR + 1.00%)(b)	$ 328,583	1.168%	1/25/2033	303,354
Aegis Asset Backed Securities Trust Mortgage Pass-Through
Ctfs Series 2004-4 (1M LIBOR + 2.70%)(b)	254,814	2.868%	10/25/2034	253,047
Credit Suisse First Boston Mortgage Securities
Corp. (d)	849,792	3.776%	4/25/2034	636,268
JP Morgan Chase Commercial Mortgage
Securities Trust 2010-C2	1,000,000	5.075%	11/15/2043	1,002,258
JP Morgan Mortgage Acquisition Trust 2007-HE1
(1M LIBOR + 0.28%)(b)	500,000	0.448%	3/25/2037	393,252
Merrill Lynch Mortgage Investors Trust
Series MLCC 2004-F (a)	1,022,743	2.937%	12/25/2029	904,082
MortgageIT Mortgage Loan Trust 2006-1
(1M LIBOR + 0.23%)(b)	323,814	0.645%	4/25/2036	285,344

Total Asset-Backed Securities (Cost $4,177,138)				3,777,605
		Interest	Maturity
CORPORATE BONDS - 1.60%	Principal	Rate	Date
American Airlines 2011-1 Class A Pass Through Trust	$ 379,159	5.250%	7/15/2022	307,119
American Airlines 2013-1 Class B Pass Through Trust	547,502	5.625%	7/31/2022	435,264

Total Corporate Bonds (Cost $787,770)				742,383
		Interest	Maturity
COLLATERALIZED MORTGAGE OBLIGATIONS - 78.11%	Principal	Rate	Date
ABFC 2005-WF1 Trust (1M LIBOR + 2.55%)(b)	$ 1,352,029	2.718%	2/25/2034	1,364,982
ACE Securities Corp Home Equity Loan Trust
Series 2004-RM1 (1M LIBOR + 5.25%)(b)	342,628	5.418%	7/25/2034	320,645
Adjustable Rate Mortgage Trust 2005-1 (a)	87,858	4.116%	5/25/2035	87,868
Adjustable Rate Mortgage Trust 2005-11 (a)	415,107	3.895%	2/25/2036	300,904
Adjustable Rate Mortgage Trust 2005-9 (a)	345,567	3.947%	11/25/2035	314,254
Alternative Loan Trust 2004-15 (a)	593,926	4.209%	9/25/2034	581,603
Alternative Loan Trust 2004-32CB	499,552	5.500%	2/25/2035	493,970
Alternative Loan Trust 2005-10CB	744,894	5.000%	5/25/2035	744,894
Alternative Loan Trust 2005-27 (a)	92,663	2.232%	8/25/2035	65,598
Alternative Loan Trust 2005-36 (a)	34,359	3.741%	8/25/2035	31,122
Alternative Loan Trust 2005-6CB	24,031	7.500%	4/25/2035	25,217
Alternative Loan Trust 2005-73CB	78,455	5.500%	1/25/2036	77,200
Alternative Loan Trust 2005-J11	174,447	5.000%	11/25/2020	146,965
Alternative Loan Trust 2005-J8	223,022	5.500%	7/25/2035	197,618
Alternative Loan Trust 2006-28CB	740,283	6.500%	10/25/2036	253,906
Alternative Loan Trust 2006-28CB	145,755	6.500%	10/25/2036	50,786
				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued

As of May 31, 2020
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS - Continued
Alternative Loan Trust 2006-30T1	$ 200,089	6.250%	11/25/2036	$168,066
Alternative Loan Trust 2007-9T1	307,016	6.000%	5/25/2037	187,127
American Home Mortgage Investment
Trust 2004-1 (c)	246,959	2.577%	4/25/2044	209,578
American Home Mortgage Investment Trust
2004-2 (6M LIBOR +1.50%)(c)	33,325	4.001%	2/25/2044	32,088
American Home Mortgage Investment Trust
2005-2 (1M LIBOR + 0.70%)(b)	193,904	0.868%	9/25/2045	149,671
BAMLL Commercial Mortgage Securities Trust
2018-DSNY (1M LIBOR + 0.85%)(b)	110,000	1.034%	9/15/2034	92,118
Banc of America Alternative Loan Trust 2005-11	267,132	6.000%	12/25/2035	254,075
Banc of America Alternative Loan Trust 2006-2	83,531	6.000%	3/25/2036	75,042
Banc of America Funding 2004-3 Trust	43,620	5.750%	10/25/2034	44,290
Banc of America Funding 2004-B Trust (a)	66,407	3.117%	12/20/2034	43,356
Banc of America Funding 2005-B Trust (a)	314,516	3.931%	4/20/2035	272,594
Banc of America Funding 2006-B Trust (a)	56,958	3.926%	3/20/2036	54,739
Banc of America Funding Corp.	54,941	7.000%	4/20/2032	54,617
Banc of America Mortgage 2003-J Trust (a)	57,318	4.031%	11/25/2033	56,714
Banc of America Mortgage 2004-D Trust (a)	91,017	3.710%	5/25/2034	80,148
Banc of America Mortgage 2005-C Trust (a)	299,661	3.886%	4/25/2035	278,178
Banc of America Mortgage 2005-G Trust (a)	1,107,807	4.016%	8/25/2035	1,014,143
Banc of America Mortgage Trust 2004-2	118,434	5.500%	3/25/2034	112,489
Banc of America Mortgage Trust 2004-2	92,714	5.500%	3/25/2034	88,096
BBCMS 2018-TALL Mortgage Trust
(1M LIBOR + 0.722%)(b)	760,000	0.906%	3/16/2037	715,611
Bear Stearns ALT-A Trust 2004-11 (a)	211,100	4.289%	11/25/2034	208,200
Bear Stearns ALT-A Trust 2005-7 (a)	374,094	4.030%	9/25/2035	273,910
Bear Stearns ARM Trust 2003-7 (a)	66,622	2.890%	10/25/2033	60,591
Bear Stearns ARM Trust 2004-1 (a)	216,791	3.892%	4/25/2034	206,107
Bear Stearns ARM Trust 2004-8 (a)	123,002	4.712%	11/25/2034	122,406
Bear Stearns Asset Backed Securities I Trust
2004-FR2 (1M LIBOR + 2.10%)(b)	177,898	2.268%	6/25/2034	180,232
Bear Stearns Commercial Mortgage Securities
Trust 2006-PWR13	470,578	5.680%	9/11/2041	470,987
BellaVista Mortgage Trust 2005-2
(1M LIBOR + 0.50%)(b)	168,299	0.671%	5/20/2045	111,267
BXP Trust 2017-CQHP (1M LIBOR + 0.85%)(b)	1,000,000	1.034%	11/15/2034	953,259
Chase Funding Trust Series 2003-3
(1M LIBOR + 1.845%)(b)	350,304	2.013%	11/25/2032	336,536
Chase Mortgage Finance Trust Series 2007-S5	193,621	6.000%	7/25/2037	135,310
Chevy Chase Funding LLC Mortgage-Backed
Certificates Series 2005-2 (1M LIBOR + 0.23%)(b)	239,292	0.398%	5/25/2036	211,741
CHL Mortgage Pass-Through Trust 2004-20 (a)	323,471	3.151%	9/25/2034	232,116
CHL Mortgage Pass-Through Trust 2004-29 (a)	259,452	2.711%	2/25/2035	201,907
CHL Mortgage Pass-Through Trust 2005-HYB8 (a)	364,995	3.637%	12/20/2035	345,743
CHL Mortgage Pass-Through Trust 2006-16	846,024	6.500%	11/25/2036	488,209
				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued

As of May 31, 2020
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS - Continued
CHL Mortgage Pass-Through Trust 2006-3
(1M LIBOR + 0.48%)(b)	$ 49,418	0.648%	3/25/2036	$43,779
CHL Mortgage Pass-Through Trust 2006-HYB2 (a)	1,149,351	3.191%	4/22/2036	1,113,213
CHL Mortgage Pass-Through Trust 2006-J2	62,392	6.000%	4/25/2036	49,726
CHL Mortgage Pass-Through Trust 2007-1	47,408	6.000%	3/25/2037	34,543
CHL Mortgage Pass-Through Trust 2007-HY1 (a)	314,310	3.718%	4/25/2037	276,289
Citigroup Mortgage Loan Trust 2006-AR1 (a)	37,058	4.100%	3/25/2036	35,446
Citigroup Mortgage Loan Trust 2006-AR5 (a)	138,643	3.072%	7/25/2036	96,322
Citigroup Mortgage Loan Trust, Inc. (a)	13,050	4.039%	12/25/2034	12,266
Contimortgage Home Equity Loan Trust 1996-3
(1M LIBOR + 0.64%)(b)	201,334	0.824%	9/15/2027	176,787
Countrywide Asset-Backed Certificates
(1M LIBOR + 2.625%)(b)	452,008	2.793%	10/25/2033	438,138
Countrywide Asset-Backed Certificates
(1M LIBOR + 1.875%)(b)	442,790	2.043%	10/25/2034	361,873
Credit Suisse First Boston Mortgage Securities Corp.	86,477	6.000%	9/25/2033	91,103
Credit Suisse First Boston Mortgage Securities Corp.	514,936	5.250%	1/25/2036	491,064
Credit Suisse First Boston Mortgage Securities Corp.	66,516	6.000%	1/25/2036	54,596
Credit-Based Asset Servicing and Securitization LLC	571,000	5.184%	12/25/2037	587,457
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10	436,579	5.500%	11/25/2035	314,128
CSMC Mortgage-Backed Trust Series 2006-4	754,599	7.000%	5/25/2036	278,595
CWABS Asset-Backed Certificates Trust 2005-17	284,587	6.047%	5/25/2036	278,463
CWABS Asset-Backed Certificates Trust 2006-9	33,655	4.192%	10/25/2046	32,451
Deutsche Alt-A Securities, Inc. Mortgage Loan
Trust Series 2006-AR1 (a)	347,554	3.759%	2/25/2036	298,412
DSLA Mortgage Loan Trust 2005-AR3
(1M LIBOR + 0.24%)(b)	261,990	0.434%	7/19/2045	208,139
EquiFirst Mortgage Loan Trust 2003-2
(1M LIBOR + 3.225%)(b)	125,798	3.410%	9/25/2033	124,659
EquiFirst Mortgage Loan Trust 2003-2
(1M LIBOR + 1.125%)(c)	373,590	1.307%	9/25/2033	359,551
Equity One Mortgage Pass-Through Trust 2004-3	38,622	6.200%	7/25/2034	37,199
FFMLT Trust 2004-FF3 (1M LIBOR + 2.40%)(b)	192,057	2.568%	11/25/2034	167,149
First Franklin Mortgage Loan Trust 2003-FF3
(1M LIBOR + 1.125%)(b)	198,188	1.293%	7/25/2033	145,256
First Horizon Alternative Mortgage Securities Trust
2004-AA5 (a)	765,838	3.151%	12/25/2034	760,104
First Horizon Alternative Mortgage Securities Trust
2005-AA12 (a)	27,330	3.617%	2/25/2036	23,515
First Horizon Alternative Mortgage Securities
Trust 2006-AA4 (a)	68,958	3.250%	7/25/2036	57,767
First Horizon Alternative Mortgage Securities
Trust 2007-FA2	210,217	5.750%	4/25/2022	167,951
First Horizon Mortgage Pass-Through Trust 2007-4	342,116	6.000%	8/25/2037	238,286
GSR Mortgage Loan Trust 2004-15F	21,204	4.750%	12/25/2034	21,181
				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued

As of May 31, 2020
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS - Continued
GSR Mortgage Loan Trust 2004-8F (d)	$ 42,462	6.055%	9/25/2034	$36,238
GSR Mortgage Loan Trust 2005-8F	34,802	5.500%	10/25/2020	34,681
GSR Mortgage Loan Trust 2005-AR4 (a)	310,990	3.337%	7/25/2035	314,693
HarborView Mortgage Loan Trust 2004-7 (a)	41,701	3.796%	11/19/2034	39,792
HarborView Mortgage Loan Trust 2006-2 (a)	17,701	4.138%	2/25/2036	9,854
HarborView Mortgage Loan Trust 2006-6 (a)	78,900	3.863%	8/19/2036	69,851
HarborView Mortgage Loan Trust 2007-5
(1M LIBOR + 0.19%)(b)	203,251	0.362%	9/19/2037	171,643
Indy Mac Home Equity Loan Asset-Backed
Trust Series SPMD 2002-B (1M LIBOR + 2.40%)(b)	1,337,600	2.568%	10/25/2033	1,314,144
IndyMac INDA Mortgage Loan Trust 2006-AR2 (a)	39,603	3.897%	9/25/2036	37,028
IndyMac INDX Mortgage Loan Trust 2004-AR6 (a)	119,994	4.114%	10/25/2034	118,222
IndyMac INDX Mortgage Loan Trust 2004-AR9 (a)	325,343	4.975%	11/25/2034	351,089
IndyMac INDX Mortgage Loan Trust 2005-AR23 (a)	1,079,630	3.116%	11/25/2035	964,200
JP Morgan Mortgage Trust 2004-A1 (a)	5,462	4.241%	2/25/2034	5,297
JP Morgan Mortgage Trust 2005-A2 (a)	82,975	3.922%	4/25/2035	82,838
JP Morgan Mortgage Trust 2005-A6 (a)	179,660	4.637%	8/25/2035	179,314
JP Morgan Mortgage Trust 2006-A6 (a)	349,130	3.626%	10/25/2036	269,644
Lehman Mortgage Trust 2005-3	17,476	5.500%	1/25/2036	13,541
Lehman Mortgage Trust 2007-9	21,766	6.000%	10/25/2037	23,550
Lehman XS Trust Series 2006-10N
(1M LIBOR + 0.12%)(b)	576,860	0.408%	5/25/2046	494,696
MASTR Adjustable Rate Mortgages Trust 2003-3 (a)	53,453	3.501%	9/25/2033	52,038
MASTR Adjustable Rate Mortgages Trust 2004-10 (a)	10,087	3.753%	10/25/2034	9,888
MASTR Adjustable Rate Mortgages Trust 2005-2 (a)	1,097,666	3.214%	3/25/2035	1,073,042
MASTR Adjustable Rate Mortgages Trust 2006-2 (a)	123,974	4.398%	2/25/2036	118,921
MASTR Adjustable Rate Mortgages Trust 2006-OA1
(1M LIBOR + 0.21%)(b)	184,211	0.605%	4/25/2046	151,635
MASTR Alternative Loan Trust 2003-8	4,746	5.500%	12/25/2033	4,846
Mastr Asset Backed Securities Trust 2004-OPT2
(1M LIBOR +1.50%)(b)	132,936	1.668%	9/25/2034	129,801
MASTR Asset Securitization Trust 2004-9	153,691	5.250%	7/25/2034	145,512
Merrill Lynch Mortgage Investors Trust MLMI Series
2003-A4 (a)	12,897	4.024%	5/25/2033	12,571
Merrill Lynch Mortgage Investors Trust Series
2004-WMC2 (1M LIBOR + 2.025%)(b)	692,218	2.193%	12/25/2034	625,893
Merrill Lynch Mortgage Investors Trust Series
MLCC 2004-B (1M LIBOR + 2.40%)(b)	115,893	2.568%	5/25/2029	70,025
Merrill Lynch Mortgage Investors Trust Series
MLMI 2004-A1 (a)	27,079	3.250%	2/25/2034	26,610
Morgan Stanley ABS Capital I Inc Trust 2004-NC8
(1M LIBOR + 1.875%)(b)	333,515	2.060%	9/25/2034	332,273
Morgan Stanley ABS Capital I Inc Trust 2007-NC1
(1M LIBOR +0.13%)(b)	63,092	0.298%	11/25/2036	32,737

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued

As of May 31, 2020
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS - Continued
Morgan Stanley Dean Witter Capital I, Inc. Trust
2003-NC1 (1M LIBOR + 3.075%)(b)	$ 230,149	3.243%	11/25/2032	$236,048
Morgan Stanley Mortgage Loan Trust 2004-6AR
(1M LIBOR + 2.475%)(b)	291,791	2.643%	7/25/2034	285,940
Morgan Stanley Mortgage Loan Trust 2005-9AR (a)	506,751	3.793%	12/25/2035	461,446
Morgan Stanley Mortgage Loan Trust 2006-6AR (a)	599,116	3.640%	5/25/2036	528,916
MortgageIT Trust 2005-2 (1M LIBOR + 1.65%)(c)	274,969	1.835%	5/25/2035	271,994
MortgageIT Trust 2005-3 (1M LIBOR + 1.575%)(b)	157,980	1.743%	8/25/2035	153,349
MortgageIT Trust 2005-3 (1M LIBOR + 2.55%)(b)	181,323	2.718%	8/25/2035	183,419
Nomura Asset Acceptance Corp Alternative Loan
Trust Series 2004-AP1	270,034	6.303%	3/25/2034	270,102
Oakwood Mortgage Investors, Inc. (1M LIBOR + 0.25%)(b)	88,217	0.434%	3/15/2032	80,961
Opteum Mortgage Acceptance Corp Asset Backed
Pass-Through Certificates 2005-2
(1M LIBOR + 1.95%)(b)	845,790	2.118%	4/25/2035	779,034
PHH Mortgage Trust Series 2008-CIM2
(1M LIBOR + 2.25%)(c)	157,156	2.426%	7/25/2038	152,542
RALI Series 2005-QS17 Trust	86,451	6.000%	12/25/2035	81,050
RALI Series 2005-QS7 Trust	363,096	5.500%	6/25/2035	340,104
RAMP Series 2005-SL2 Trust	328,837	8.000%	10/25/2031	230,771
RASC Series 2006-EMX9 Trust (1M LIBOR + 0.13%)(b)	223,809	0.428%	11/25/2036	191,478
RBSGC Mortgage Loan Trust 2007-B (a)	6,651	4.539%	1/26/2037	5,540
Residential Asset Securitization Trust 2004-IP2 (a)	78,667	4.345%	12/25/2034	77,581
Residential Asset Securitization Trust 2007-A6	140,697	6.000%	6/25/2037	112,997
Salomon Brothers Mortgage Securities VII, Inc.	104,571	7.000%	6/25/2026	39,961
Saxon Asset Securities Trust 2004-2	774,031	6.000%	8/25/2035	752,416
Structured Adjustable Rate Mortgage Loan
Trust Series 2005-19XS (1M LIBOR +0.88%)(b)	292,123	1.048%	10/25/2035	262,915
Structured Asset Mortgage Investments II Trust
2006-AR5 (1M LIBOR + 0.21%)(b)	139,469	0.588%	5/25/2036	116,793
Structured Asset Securities Corp Mortgage Loan
Trust 2005-7XS (1M LIBOR + 1.50%)(c)	70,499	1.870%	4/25/2035	68,426
UCFC Home Equity Loan Trust 1998-D	472,820	7.750%	4/15/2030	419,536
Wachovia Mortgage Loan Trust LLC Series 2005-B
Trust (a)	223,756	4.039%	10/20/2035	198,843
WaMu Mortgage Backed Pass Through
Certificates Series 2001-AR5 (a)	177,025	3.625%	12/19/2039	170,622
WaMu Mortgage Pass-Through
Certificates Series 2002-AR14 Trust (a)	167,494	4.112%	11/25/2032	165,056
WaMu Mortgage Pass-Through Certificates Series
2002-AR17 Trust (FCN 12M A1 YYM + 1.20%)(b)	289,644	2.894%	11/25/2042	270,600
WaMu Mortgage Pass-Through Certificates Series
2002-AR6 Trust (FCN 12M A1 YYM + 1.40%)(b)	448,655	2.904%	6/25/2042	422,675
WaMu Mortgage Pass-Through Certificates
Series 2003-AR4 Trust (e)	37,542	3.717%	5/25/2033	36,514
				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued

As of May 31, 2020
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS - Continued
WaMu Mortgage Pass-Through Certificates
Series 2004-AR1 Trust (e)	$ 23,106	3.838%	3/25/2034	$21,836
WaMu Mortgage Pass-Through Certificates
Series 2006-AR10 Trust (a)	31,591	3.859%	8/25/2046	28,070
WaMu Mortgage Pass-Through Certificates
Series 2006-AR12 Trust (a)	181,425	3.219%	10/25/2036	165,558
WaMu Mortgage Pass-Through Certificates
Series 2006-AR14 Trust (a)	210,107	3.266%	11/25/2036	180,936
WaMu Mortgage Pass-Through Certificates
Series 2007-HY1 Trust (a)	295,555	3.649%	2/25/2037	266,569
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2005-4 Trust	8,651	5.500%	6/25/2035	8,582
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2007-HY1 Trust
(1M LIBOR +0.09%)(b)	20,121	0.258%	2/25/2037	11,245

Total Collateralized Mortgage Obligations (Cost $38,351,575)				36,320,733

U.S. TREASURY NOTE - 4.31%
United States Treasury Floating Rate Note (b)
(13-week Treasury Bill + 30bps)	$ 2,000,000	0.455%	10/31/2021	2,006,064

Total U.S. Treasury Note (Cost $2,001,124)				2,006,064
SHORT-TERM INVESTMENT - 6.25%
Fidelity Investments Money Market Government Portfolio -			Shares
Institutional Class, 0.05% §			2,905,480	2,905,480

Total Short-Term Investment (Cost $2,905,480)				2,905,480

Investments, at Value (Cost $48,723,087) - 99.47%				$46,252,265

Other Assets Less Liabilities - 0.53%				248,563

Net Assets - 100.00%				$46,500,828
§ Represents 7 day effective yield	*	Non income-producing investment
(a)	Variable interest rate - The interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of May 31, 2020.
(b) Floating interest rate
(c) Fixed to floating interest rate
(d) Weighted average
(e) Fixed to weighted average
Summary of Investments
		% of Net Assets	Value
Preferred Stock		1.08%	$ 500,000
Asset-Backed Securities		8.12%	3,777,605
Corporate Bonds		1.60%	742,383
Collateralized Mortgage Obligations		78.11%	36,320,733
U.S. Treasury Note		4.31%	2,006,064
Short-Term Investment		6.25%	2,905,480
Other Assets Less Liabilities		0.53%	248,563
Total Net Assets		100.00%	$ 46,500,828
See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statement of Assets and Liabilities

As of May 31, 2020

Assets:
Investments, at value (cost $48,723,087)	$46,252,265
Receivables:
Investments sold	45,968
Fund shares sold	68,038
Dividends	283
Interest	141,077
Due from Advisor	48
Prepaid expenses:
Registration and filing expenses	46,357
Insurance fees	3,863
Fund accounting fees	2,805
Compliance fees	57

Total assets	46,560,761

Liabilities:
Due to custodian	556
Payables:
Fund shares repurchased	35,553
Accrued expenses:
Professional fees	12,457
Trustee fees and meeting expenses	4,309
Distribution and service fees - Class C Shares	3,152
Custody fees	2,777
Security pricing fees	508
Shareholder fulfillment fees	329
Miscellaneous expenses	155
Administration fees	137

Total liabilities	59,933

Total Net Assets	$46,500,828

Net Assets Consist of:
Paid in capital	$49,141,950
Accumulated deficit	(2,641,122)

Total Net Assets	$46,500,828

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	4,325,490
Net Assets	$42,353,960
Net Asset Value, Offering Price and Redemption Price Per Share	$9.79

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	439,834
Net Assets	$4,146,868
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.43

(a)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statement of Operations

For the fiscal year ended May 31, 2020

Investment Income:
Dividends	$66,424
Interest	1,809,052

Total Investment Income	1,875,476

Expenses:
Advisory fees (note 2)	434,811
Professional fees	76,329
Registration and filing expenses	59,877
Administration fees (note 2)	45,955
Distribution and service fees - Class C Shares (note 4)	42,124
Security pricing fees	40,009
Fund accounting fees (note 2)	37,316
Transfer agent fees (note 2)	27,000
Shareholder fulfillment fees	26,282
Custody fees (note 2)	21,049
Trustee fees and meeting expenses (note 3)	19,288
Compliance fees (note 2)	8,330
Miscellaneous expenses (note 2)	1,955
Insurance fees	1,864

Total Expenses	842,189

Fees waived by Advisor (note 2)	(255,524)

Net Expenses	586,665

Net Investment Income	1,288,811

Realized and Unrealized Loss on Investments:

Net realized gain from investment transactions	98,087

Net change in unrealized depreciation on investments	(2,690,319)

Net Realized and Unrealized Loss on Investments	(2,592,232)

Net Decrease in Net Assets Resulting from Operations	$(1,303,421)

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statements of Changes in Net Assets

For the fiscal year ended May 31,			2020	2019

Operations:
Net investment income			$1,288,811	$438,926
Net realized gain (loss) from investment transactions			98,087	(2,625)
Net change in unrealized appreciation (depreciation) on investments			(2,690,319)	219,919

Net Increase (Decrease) in Net Assets Resulting from Operations			(1,303,421)	656,220

Distributions to Shareholders:
Institutional Class Shares			(1,295,673)	(351,384)
Class C Shares			(99,082)	(103,354)

Net Decrease in Net Assets Resulting from Distributions			(1,394,755)	(454,738)

Beneficial Interest Transactions:
Shares sold			44,009,006	13,338,216
Reinvested dividends and distributions			1,001,462	422,827
Shares repurchased			(14,580,727)	(2,764,346)
Increase from Beneficial Interest Transactions			30,429,741	10,996,697

Net Increase in Net Assets			27,731,565	11,198,179

Net Assets:
Beginning of Period			18,769,263	7,571,084
End of Period			$46,500,828	$18,769,263

	Year Ended		Year Ended
Share Information:	May 31, 2020		May 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	4,240,660	$43,282,368	1,146,746	$11,711,912
Reinvested dividends and distributions	89,737	903,862	31,399	320,801
Shares repurchased	(1,440,502)	(14,115,308)	(218,811)	(2,235,931)
Net Increase in Shares of
Beneficial Interest	2,889,895	$30,070,922	959,334	$9,796,782

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	73,427	$726,638	165,567	$1,626,304
Reinvested dividends and distributions	10,037	97,600	10,383	102,026
Shares repurchased	(47,637)	(465,419)	(53,866)	(528,415)
Net Increase in Shares of
Beneficial Interest	35,827	$358,819	122,084	$1,199,915

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2020	2019	2018	2017	2016

Net Asset Value, Beginning of Year	$10.29	$10.12	$10.42	$9.98	$9.98

Income (Loss) from Investment Operations
Net investment income (c)	0.31	0.43	0.38	0.38	0.10
Net realized and unrealized gain (loss) on
investments	(0.47)	0.17	(0.18)	0.46	(0.00)	(f)(g)

Total from Investment Operations	(0.16)	0.60	0.20	0.84	0.10

Less Distributions:
From net investment income	(0.34)	(0.43)	(0.33)	(0.40)	(0.10)
From return of capital	-	-	(0.17)	-	-

Total Distributions	(0.34)	(0.43)	(0.50)	(0.40)	(0.10)

Net Asset Value, End of Year	$9.79	$10.29	$10.12	$10.42	$9.98

Total Return (a)	(1.62)%	6.07%	1.93%	8.54%	1.02%

Net Assets, End of Year (in thousands)	$42,354	$14,767	$4,822	$4,498	$7,063

Ratios of:
Gross Expenses to Average Net Assets (b)	1.83%	2.88%	4.03%	3.90%	2.04%
Net Expenses to Average Net Assets (b)	1.25%	1.25%	1.25%	1.29%	0.94%	(e)
Net Investment Income to Average
Net Assets (b)(d)	3.04%	4.19%	3.75%	3.68%	0.98%	(e)

Portfolio turnover rate	9.52%	27.78%	99.44%	110.84%	246.74%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f) Less than $0.01 per share.
(g)
The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Financial Highlights
	Class C Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2020	2019	2018	2017	(g)	2016	(g)

Net Asset Value, Beginning of Year	$9.91	$9.75	$10.07	$9.67		$9.70

Income (Loss) from Investment Operations
Net investment income (loss)(c)	0.20	0.31	0.25	0.29		(0.01)
Net realized and unrealized gain (loss) on
investments	(0.45)	0.17	(0.16)	0.42		0.01	(f)

Total from Investment Operations	(0.25)	0.48	0.09	0.71		(0.00)

Less Distributions:
From net investment income	(0.23)	(0.32)	(0.24)	(0.31)		(0.03)
From return of capital	-	-	(0.17)	-		-

Total Distributions	(0.23)	(0.32)	(0.41)	(0.31)		(0.03)

Net Asset Value, End of Year	$9.43	$9.91	$9.75	$10.07		$9.67

Total Return (a)	(2.58)%	4.97%	0.94%	7.46%		0.05%

Net Assets, End of Year (in thousands)	$4,147	$4,002	$2,749	$2,204		$1,422

Ratios of:
Gross Expenses to Average Net Assets (b)	2.84%	3.84%	5.07%	5.27%		3.17%
Net Expenses to Average Net Assets (b)	2.25%	2.25%	2.25%	2.28%		2.12%	(e)
Net Investment Income (Loss) to Average
Net Assets (b)(d)	2.10%	3.17%	2.54%	2.96%		(0.14)%	(e)

Portfolio turnover rate	9.52%	27.78%	99.44%	110.84%		246.74%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c) Calculated using the average shares method.
(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f)
The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(g)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Cavalier Fundamental Growth Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 17, 2013 (Date of Initial Public Investment) through May 31, 2020

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Fundamental Growth Fund - Institutional Class Shares versus the S&P Global Broad Market TR Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2020	Year	Year	Inception	Date
Institutional Class Shares	8.05%	4.48%	7.03%	10/17/13
S&P Global Broad Market TR Index	4.70%	5.46%	6.32%	N/A

				(Continued)

Cavalier Fundamental Growth Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 17, 2013 (Date of Initial Public Investment) through May 31, 2020

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through September 30, 2020. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 1.39% per the Fund’s most recent prospectus dated October 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Fundamental Growth Fund - Class C Shares

Performance Update (Unaudited)

For the period from November 4, 2013 (Date of Initial Public Investment) through May 31, 2020

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Fundamental Growth Fund - Class C Shares versus the S&P Global Broad Market TR Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2020	Year	Year	Inception	Date
Class C Shares	6.95%	3.42%	6.21%	11/04/13
S&P Global Broad Market TR Index	4.70%	5.46%	6.25%	N/A

				(Continued)

Cavalier Fundamental Growth Fund - Class C Shares

Performance Update (Unaudited)

For the period from November 4, 2013 (Date of Initial Public Investment) through May 31, 2020

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.25% of the average daily net assets of the Fund through September 30, 2020. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.39% per the Fund’s most recent prospectus dated October 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Fundamental Growth Fund - Class A Shares

Performance Update (Unaudited)

For the period from March 13, 2018 (Date of Initial Public Investment) through May 31, 2020

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment ($9,550 with 4.50% sales load) and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Fundamental Growth Fund - Class A Shares versus the S&P Global Broad Market TR Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Since	Inception
May 31, 2020	Year	Inception	Date
Class A Shares - No Sales Load	7.87%	-2.23%	03/13/18
Class A Shares - 4.50% Maximum Sales Load	3.77%	-3.92%	03/13/18
S&P Global Broad Market TR Index	4.70%	0.27%	N/A

			(Continued)

Cavalier Fundamental Growth Fund - Class A Shares

Performance Update (Unaudited)

For the period from March 13, 2018 (Date of Initial Public Investment) through May 31, 2020

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.50% of the average daily net assets of the Fund through September 30, 2020. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 1.64% per the Fund’s most recent prospectus dated October 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Fundamental Growth Fund

Schedule of Investments
As of May 31, 2020
		Shares	Value (Note 1)
COMMON STOCKS - 86.51%
Communication Services - 0.37%
	NetEase, Inc.	750	$287,175
			287,175
Consumer Discretionary - 3.72%
	Dollar General Corp.	3,100	593,681
*	JD.com, Inc.	20,900	1,135,497
*	New Oriental Education & Technology Group, Inc.	2,900	347,884
*	Vipshop Holdings Ltd.	27,700	480,318
*	XPEL, Inc.	24,000	358,320
			2,915,700
Consumer Staples - 6.92%
	Colgate-Palmolive Co.	21,559	1,559,362
	Costco Wholesale Corp.	7,200	2,220,984
*	Lifevantage Corp.	10,000	153,100
	The Clorox Co.	7,200	1,485,000
			5,418,446
Energy - 0.87%
	Frontline Ltd.	26,000	237,380
	International Seaways, Inc.	8,800	199,584
*	Teekay Tankers Ltd.	14,000	243,320
			680,284
Financials - 6.69%
	Arbor Realty Trust, Inc.	198,528	1,671,606
	Brown & Brown, Inc.	18,300	735,660
	Kinsale Capital Group, Inc.	2,900	433,028
	Newtek Business Services Corp.	28,000	480,480
	PennyMac Financial Services, Inc.	50,300	1,689,074
	PJT Partners, Inc.	4,200	229,698
			5,239,546
Health Care - 16.92%
	AstraZeneca PLC	21,200	1,157,520
*	BioDelivery Sciences International, Inc.	53,000	253,340
*	Corcept Therapeutics, Inc.	26,600	402,724
*	DexCom, Inc.	1,900	718,789
*	Electromed, Inc.	20,000	288,400
*μ	Genmab A/S	15,100	460,097
	Gilead Sciences, Inc.	22,000	1,712,260
*	Inovalon Holdings, Inc.	20,000	376,400
*	LHC Group, Inc.	2,300	373,773
*	Medpace Holdings, Inc.	9,700	900,354
*	Meridian Bioscience, Inc.	22,500	347,850
*	Repro-Med Systems, Inc.	36,000	364,320
	ResMed, Inc.	5,100	820,182
*	Veeva Systems, Inc.	11,800	2,582,666
*	Viemed Healthcare, Inc.	31,400	261,562
	Zoetis, Inc.	13,900	1,937,521
*	Zynex, Inc.	15,000	291,000
			13,248,758
			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued

As of May 31, 2020
		Shares	Value (Note 1)
COMMON STOCKS - Continued

Industrials - 3.32%
*	Copart, Inc.	7,200	$643,608
	Costamare, Inc.	200,000	920,000
	Verisk Analytics, Inc.	3,800	656,184
	ZTO Express Cayman, Inc.	11,700	381,654
			2,601,446
Information Technology - 43.70%
*	Acacia Communications, Inc.	8,500	573,750
*	Adobe, Inc.	4,950	1,913,670
*	Advanced Micro Devices, Inc.	18,000	968,400
	ASML Holding NV	900	296,559
*	Atlassian Corp. PLC	4,400	815,320
	AudioCodes Ltd.	83,699	3,067,568
*	Axcelis Technologies, Inc.	7,800	209,430
	Booz Allen Hamilton Holding Corp.	7,100	566,296
*	Cadence Design Systems, Inc.	32,100	2,930,409
*	CyberOptics Corp.	5,600	180,264
*	Daqo New Energy Corp.	5,900	301,903
*	Digital Turbine, Inc.	45,000	288,900
*	DocuSign, Inc.	4,500	628,830
*	Endava PLC	8,100	389,448
*	Enphase Energy, Inc.	17,200	1,000,868
*	Fair Isaac Corp.	1,500	603,975
*	Fortinet, Inc.	23,550	3,278,160
*μ	Globant SA	4,100	574,861
*	IEC Electronics Corp.	19,501	153,863
	KLA Corp.	2,400	422,304
	Leidos Holdings, Inc.	4,300	452,747
	Microsoft Corp.	5,100	934,575
*	Model N, Inc.	8,600	276,232
*	Nice Ltd.	9,400	1,749,716
	NVIDIA Corp.	6,600	2,343,132
*	Perficient, Inc.	6,000	204,240
	Power Integrations, Inc.	4,300	465,905
*	Qualys, Inc.	15,700	1,810,524
	RingCentral, Inc.	2,100	575,925
	Sapiens International Corp. NV	46,300	1,088,976
*	ServiceNow, Inc.	5,000	1,939,650
*	SolarEdge Technologies, Inc.	3,300	468,270
	Taiwan Semiconductor Manufacturing Co. Ltd.	7,900	397,607
*	Ultra Clean Holdings, Inc.	51,200	1,061,376
	United Microelectronics Corp.	100,000	253,000
*	Zoom Video Communications, Inc.	5,700	1,023,036
			34,209,689

			(Continued)

	Cavalier Fundamental Growth Fund

	Schedule of Investments - Continued

	As of May 31, 2020
				Shares		Value (Note 1)

	COMMON STOCKS - Continued

	Materials - 0.41%
	* UFP Technologies, Inc.			7,000		$316,470
						316,470
	Real Estate - 3.59%
	American Tower Corp.			6,200		1,600,654
	Community Healthcare Trust, Inc.			6,600		240,372
	Lamar Advertising Co.			5,500		364,650
	Safehold, Inc			11,000		602,690
						2,808,366

	Total Common Stocks (Cost $53,168,722)					67,725,880

	EXCHANGE-TRADED PRODUCT - 4.72%
	**	iShares Edge MSCI Min Vol USA ETF		60,000		3,697,200

	Total Exchange-Traded Product (Cost $3,348,276)					3,697,200

	PUT OPTIONS PURCHASED - 0.43%	Number of	Exercise	Expiration	Notional
		Contracts	Price	Date	Value
	* S&P 500 Put Option (a)	919	$ 275.00	7/17/2020	$27,967,008	339,571

	Total Put Options Purchased (Premiums Received $446,137)					339,571

	SHORT-TERM INVESTMENT - 11.81%
	§	Fidelity Investments Money Market Government Portfolio -
	Class I, 0.05%			9,247,744		9,247,744

	Total Short-Term Investment (Cost $9,247,744)					9,247,744

Investments, at Value (Cost $66,210,879) - 103.47%						$81,010,395

Liabilities in Excess of Other Assets - (3.47)%						(2,721,173)

	Net Assets - 100.00%					$78,289,222

*	Non-income producing investment
**	Held as collateral for options
§	Represents 7 day effective yield
μ	American Depositary Receipt
(a)	Counterparty is Interactive Brokers LLC

The following acronyms or abbreviations are used in this Schedule:
	NV - Netherlands Security
	PLC - Public Limited Company

						(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued

As of May 31, 2020

Summary of Investments
	% of Net
by Sector	Assets	Value
Communication Services	0.37%	$287,175
Consumer Discretionary	3.72%	2,915,700
Consumer Staples	6.92%	5,418,446
Energy	0.87%	680,284
Financials	6.69%	5,239,546
Health Care	16.92%	13,248,758
Industrials	3.32%	2,601,446
Information Technology	43.70%	34,209,689
Materials	0.41%	316,470
Real Estate	3.59%	2,808,366
Exchange-Traded Product	4.72%	3,697,200
Put Options Purchased	0.43%	339,571
Short-Term Investment	11.81%	9,247,744
Liabilities in Excess of Other Assets	-3.47%	(2,721,173)
Total Net Assets	100.00%	$78,289,222

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Assets and Liabilities

As of May 31, 2020
Assets:
Investments, at value (cost $66,210,879)	$81,010,395
Receivables:
Investments sold	975,675
Fund shares sold	12,059
Dividends and interest	22,366
Prepaid expenses:
Registration and filing expenses	18,927
Insurance fees	4,285
Fund accounting fees	3,167
Compliance fees	34

Total assets	82,046,908

Liabilities:
Due to broker	1,845,312
Payables:
Investments purchased	1,847,868
Fund shares repurchased	9,986
Accrued expenses:
Advisory fees	23,756
Professional fees	17,527
Trustee fees and meeting expenses	4,076
Shareholder fulfillment fees	2,815
Interest expense	2,555
Distribution and service fees - Class C Shares and Class A Shares	1,820
Custody fees	1,597
Administration fees	181
Miscellaneous expenses	154
Security pricing fees	39

Total liabilities	3,757,686

Total Net Assets	$78,289,222

Net Assets Consist of:
Paid in capital	$73,597,341
Distributable earnings	4,691,881

Total Net Assets	$78,289,222

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	5,507,245
Net Assets	$74,999,284
Net Asset Value, Offering Price and Redemption Price Per Share	$13.62

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	185,380
Net Assets	$2,380,589
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$12.84

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	111,612
Net Assets	$909,349
Net Asset Value and Redemption Price Per Share	$8.15
Maximum Offering Price Per Share ($8.15 ÷ 95.50%)(b)	$8.53

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).
(b) The Fund charges a 4.50% maximum sales load on all initial purchases.

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Operations

For the fiscal year ended May 31, 2020

Investment Income:
Dividends (net of withholding taxes of $13,285)	$926,295

Total Investment Income	926,295

Expenses:
Advisory fees (note 2)	820,915
Administration fees (note 2)	84,170
Transfer agent fees (note 2)	33,000
Registration and filing expenses	55,329
Fund accounting fees (note 2)	47,314
Professional fees	39,410
Distribution and service fees - Class C Shares (note 4)	25,472
Shareholder fulfillment fees	43,945
Custody fees (note 2)	20,677
Trustee fees and meeting expenses (note 3)	19,055
Compliance fees (note 2)	9,458
Security pricing fees	8,948
Interest expense	4,206
Insurance fees	4,017
Miscellaneous expenses (note 2)	1,954
Distribution and service fees - Class A Shares (note 4)	1,935

Total Expenses	1,219,805

Fees waived by Advisor (note 2)	(162,047)

Net Expenses	1,057,758

Net Investment Loss	(131,463)

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(2,320,087)
Net change in unrealized appreciation on investments	8,708,004

Net Realized and Unrealized Gain on Investments	6,387,917

Net Increase in Net Assets Resulting from Operations	$6,256,454

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statements of Changes in Net Assets

For the fiscal years ended May 31,			2020	2019

Operations:
Net investment loss			$(131,463)	$(116,714)
Net realized loss from investment transactions			(2,320,087)	(6,394,807)
Net change in unrealized appreciation (depreciation) on investments			8,708,004	(10,259,844)

Net Increase (Decrease) in Net Assets Resulting from Operations			6,256,454	(16,771,365)

Distributions to Shareholders:
Institutional Class Shares			(29,438)	(6,529,155)
Class C Shares			(991)	(226,542)
Class A Shares			(573)	(95,192)

Decrease in Net Assets Resulting from Distributions			(31,002)	(6,850,889)

Beneficial Interest Transactions:
Shares sold			8,009,809	28,771,643
Reinvested dividends and distributions			29,515	6,575,606
Shares repurchased			(19,521,938)	(33,917,287)

Increase (Decrease) from Beneficial Interest Transactions			(11,482,614)	1,429,962

Net Decrease in Net Assets			(5,257,162)	(22,192,292)

Net Assets:
Beginning of Year			83,546,384	105,738,676
End of Year			$78,289,222	$83,546,384

Share Information:	May 31, 2020		May 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	553,937	$7,394,028	1,867,853	$26,765,605
Reinvested dividends and distributions	1,980	28,056	622,335	6,290,128
Shares repurchased	(1,417,097)	(18,704,137)	(2,486,801)	(32,285,888)
Net Increase (Decrease) in Shares of
Beneficial Interest	(861,180)	$(11,282,053)	3,387	$769,845

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	18,224	$237,333	96,179	$1,320,371
Reinvested dividends and distributions	69	932	22,976	222,178
Shares repurchased	(52,792)	(675,133)	(94,517)	(1,233,424)
Net Increase (Decrease) in Shares of
Beneficial Interest	(34,499)	$(436,868)	24,638	$309,125

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	48,457	$378,448	74,674	$685,667
Reinvested dividends and distributions	62	527	10,428	63,300
Shares repurchased	(17,135)	(142,668)	(51,486)	(397,975)
Net Increase in Shares of
Beneficial Interest	31,384	$236,307	33,616	$350,992

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2020		2019	2018	2017	2016

Net Asset Value, Beginning of Year	$12.61		$16.06	$13.69	$11.58	$12.77

Income (Loss) from Investment Operations
Net investment income (loss) (c)	(0.02)		(0.01)	(0.06)	0.03	0.01
Net realized and unrealized gain (loss) on
investments	1.04		(2.43)	3.05	2.10	(1.19)

Total from Investment Operations	1.02		(2.44)	2.99	2.13	(1.18)

Less Distributions:
From net investment income	(0.01)		-	-	(0.02)	(0.01)
From net realized gains	-		(1.01)	(0.62)	-	-

Total Distributions	(0.01)		(1.01)	(0.62)	(0.02)	(0.01)

Net Asset Value, End of Year	$13.62		$12.61	$16.06	$13.69	$11.58

Total Return (a)	8.05%		(13.63)%	22.23%	18.42%	(9.21)%

Net Assets, End of Year (in thousands)	$74,999		$80,299	$102,233	$63,142	$45,453

Ratios of:
Interest Expense to Average Net Assets	0.01%		-	-	-	-
Gross Expenses to Average Net Assets (b)	1.47%	(f)	1.39%	1.39%	1.55%	1.51%
Net Expenses to Average Net Assets (b)	1.25%	(f)	1.25%	1.25%	1.18%	1.11%	(d)
Net Investment Income (Loss) to
Average Net Assets (b)(e)	(0.13)%		(0.07)%	(0.39)%	0.29%	0.05%	(d)

Portfolio turnover rate	72.71%		122.27%	124.11%	135.58%	172.08%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	Includes interest expense.

See Notes to Financial Statements						(Continued)

Cavalier Fundamental Growth Fund

Financial Highlights
	Class C Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2020		2019	2018	2017	(e)	2016	(e)

Net Asset Value, Beginning of Year	$12.01		$15.51	$13.38	$11.42		$12.72

Income (Loss) from Investment Operations
Net investment loss (c)	(0.14)		(0.15)	(0.20)	(0.06)		(0.11)
Net realized and unrealized gain (loss) on
investments	0.98		(2.34)	2.95	2.04		(1.18)

Total from Investment Operations	0.84		(2.49)	2.75	1.98		(1.29)

Less Distributions:
From net investment income	(0.01)		-	-	(0.02)		(0.01)
From net realized gains	-		(1.01)	(0.62)	-		-

Total from Investment Operations	(0.01)		(1.01)	(0.62)	(0.02)		(0.01)

Net Asset Value, End of Year	$12.84		$12.01	$15.51	$13.38		$11.42

Total Return (a)	6.95%		(14.47)%	20.92%	17.37%		(10.11)%

Net Assets, End of Year (in thousands)	$2,381		$2,641	$3,028	$2,423		$7,582

Ratios of:
Interest Expense to Average Net Assets	0.01%		-	-	-		-
Gross Expenses to Average Net Assets (b)	2.47%	(g)	2.39%	2.39%	2.49%		2.51%
Net Expenses to Average Net Assets (b)	2.25%	(g)	2.25%	2.25%	2.13%		2.11%	(d)
Net Investment Loss to Average
Net Assets (b)(f)	(1.13)%		(1.07)%	(1.39)%	(0.51)%		(0.96)%	(d)

Portfolio turnover rate	72.71%		122.27%	124.11%	135.58%		172.08%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(e)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(f)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g)	Includes interest expense.

See Notes to Financial Statements							(Continued)

Cavalier Fundamental Growth Fund

Financial Highlights
	Class A Shares
For a share outstanding during	May 31,
the fiscal years or period ended	2020		2019	2018	(j)

Net Asset Value, Beginning of Period	$7.56		$10.25	$10.00

Income (Loss) from Investment Operations
Net investment loss (e)	(0.03)		(0.03)	(0.00)	(h)
Net realized and unrealized gain (loss) on
investments	0.63		(1.65)	0.25

Total from Investment Operations	0.60		(1.68)	0.25

Less Distributions:
From net investment income	(0.01)		-	-
From net realized gains	-		(1.01)	-

Total from Investment Operations	(0.01)		(1.01)	-

Net Asset Value, End of Period	$8.15		$7.56	$10.25

Total Return (c)(g)	7.87%		(13.95)%	2.50%	(b)

Net Assets, End of Period (in thousands)	$909		$607	$478

Ratios of:
Interest Expense to Average Net Assets	0.01%		-	-
Gross Expenses to Average Net Assets (d)	1.72%	(k)	1.64%	1.72%	(a)
Net Expenses to Average Net Assets (d)	1.50%	(k)	1.50%	1.47%	(a)
Net Investment Loss to Average
Net Assets (d)(f)	(0.37)%		(0.30)%	(0.20)%	(a)

Portfolio turnover rate	72.71%		122.27%	124.11%	(b)(i)

(a)	Annualized.
(b)	Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Calculated using the average shares method.
(f)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g)	Does not include impact of sales charge, if any.
(h)	Less than $0.01 per share.
(i)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(j)	For the period from March 13, 2018 (Date of Initial Public Investment) through May 31, 2018.
(k)	Includes interest expense.

See Notes to Financial Statements

Cavalier Growth Opportunities Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2020

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Growth Opportunities Fund - Institutional Class Shares versus the S&P Global Broad Market TR Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2020	Year	Year	Inception	Date
Institutional Class Shares	17.50%	8.68%	10.12%	09/20/12
S&P Global Broad Market TR Index	4.70%	5.46%	8.13%	N/A

				(Continued)

Cavalier Growth Opportunities Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2020

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through September 30, 2020. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 1.80% per the Fund’s most recent prospectus dated October 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Growth Opportunities Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2020

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Growth Opportunities Fund - Class C Shares versus the S&P Global Broad Market TR Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2020	Year	Year	Inception	Date
Class C Shares	16.29%	7.61%	9.30%	09/26/12
S&P Global Broad Market TR Index	4.70%	5.46%	8.37%	N/A

				(Continued)

Cavalier Growth Opportunities Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2020

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.25% of the average daily net assets of the Fund through September 30, 2020.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.80% per the Fund’s most recent prospectus dated October 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Growth Opportunities Fund - Class A Shares

Performance Update (Unaudited)

For the period from April 16, 2018 (Date of Initial Public Investment) through May 31, 2020

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment ($9,550 with 4.50% sales load) and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Growth Opportunities Fund - Class A Shares versus the S&P Global Broad Market TR Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Since	Inception
May 31, 2020	Year	Inception	Date
Class A Shares - No Sales Load	17.06%	6.16%	04/16/18
Class A Shares - 4.50% Maximum Sales Load	11.79%	3.88%	04/16/18
S&P Global Broad Market TR Index	4.70%	1.22%	N/A

			(Continued)

Cavalier Growth Opportunities Fund - Class A Shares

Performance Update (Unaudited)

For the period from April 16, 2018 (Date of Initial Public Investment) through May 31, 2020

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.50% of the average daily net assets of the Fund through September 30, 2020. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.05% per the Fund’s most recent prospectus dated October 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Growth Opportunities Fund

Schedule of Investments

As of May 31, 2020

				Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 102.94%

Communication Services - 22.68%
Communication Services Select Sector SPDR ETF				141,159	$7,625,409
ETFMG Prime Mobile Payments ETF				133,793	6,455,512
					14,080,921
Consumer Discretionary - 10.78%
Amplify Online Retail ETF				104,458	6,692,624

Health Care - 13.08%
iShares U.S. Medical Devices ETF				30,245	8,121,085

Information Technology - 51.24%
First Trust Cloud Computing ETF				111,891	7,910,694
iShares Expanded Technology Software ETF				26,812	7,166,043
iShares PHLX Semiconductor ETF				18,688	4,706,760
Technology Select Sector SPDR ETF				75,096	7,357,155
Vaneck Vectors Semiconductor ETF				33,172	4,678,247
					31,818,899
Large-Cap - 5.16%
** iShares Edge MSCI Minimum Volatility ETF				52,021	3,205,534

Total Exchange-Traded Products (Cost $60,072,899)					63,919,063

PUT OPTIONS PURCHASED - 0.44%	Number of	Exercise	Expiration	Notional
	Contracts	Price	Date	Value
* S&P 500 Put Option (a)	732	$ 275.00	7/17/2020	$ 22,276,224	270,474

Total Put Options Purchased (Premiums Paid $355,302)					270,474

Investments, at Value (Cost $60,428,201) - 103.38%					$64,189,537

Liabilities in Excess of Other Assets - (3.38)%					(2,097,457)

Net Assets - 100.00%					$62,092,080

(a)	Counterparty is Interactive Brokers LLC.
* Non-income producing investment
** Held as collateral for options

Summary of Investments
by Sector
		% of Net Assets		Value
Exchange-Traded Products:
Communication Services		22.68%		$14,080,921
Consumer Discretionary		10.78%		6,692,624
Health Care		13.08%		8,121,085
Information Technology		51.24%		31,818,899
Large-Cap		5.16%		3,205,534
Put Options Purchased		0.44%		270,474
Liabilities in Excess of Other Assets		-3.38%		(2,097,457)
Total Net Assets		100.00%		$62,092,080

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Statement of Assets and Liabilities

As of May 31, 2020

Assets:
Investments, at value (cost $60,428,201)	64,189,537
Receivables:
Fund shares sold	140,714
Dividends and interest	26
Prepaid expenses:
Registration and filing expenses	32,516
Insurance expenses	3,747
Fund accounting fees	3,162
Compliance fees	202

Total assets	64,369,904

Liabilities:
Due to custodian	381,536
Due to broker	1,495,632
Payables:
Investments purchased	355,303
Fund shares repurchased	3,634
Accrued expenses:
Professional fees	17,682
Advisory fees	11,805
Trustee fees and meeting expenses	4,308
Shareholder fulfillment fees	2,278
Interest expense	2,170
Custody fees	2,103
Distribution and service fees - Class C Shares and Class A Shares	914
Administration fees	238
Miscellaneous expenses	156
Security pricing fees	65

Total liabilities	2,277,824

Net Assets	$62,092,080

Net Assets Consist of:
Paid in capital	$57,575,412
Distributable earnings	4,516,668

Total Net Assets	$62,092,080

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$59,868,676
Net Asset Value, Offering Price and Redemption Price Per Share	17.78

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$1,235,911
Net Asset Value, Offering Price and Redemption Price Per Share (a)	16.71

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$987,493
Net Asset Value and Redemption Price Per Share	9.53
Maximum Offering Price Per Share ($9.53 ÷ 95.50%)(b)	9.98

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).
(b) The Fund charges a 4.50% maximum sales load on all initial purchases.

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Statement of Operations

For the fiscal year ended May 31, 2020

Investment Income:
Dividends	$855,763

Total Investment Income	855,763

Expenses:
Advisory fees (note 2)	643,993
Registration and filing expenses	78,464
Administration fees (note 2)	66,478
Shareholder fulfillment fees	50,920
Fund accounting fees (note 2)	45,545
Professional fees	41,956
Transfer agent fees (note 2)	33,705
Custody fees (note 2)	17,338
Trustee fees and meeting expenses (note 3)	19,287
Distribution and service fees - Class C Shares (note 4)	10,898
Compliance fees (note 2)	8,034
Interest expense	3,554
Insurance expenses	3,346
Security pricing fees	2,660
Miscellaneous expenses (note 2)	1,958
Distribution and service fees - Class A Shares (note 4)	1,357

Total Expenses	1,029,493

Fees waived by Advisor (note 2)	(208,689)

Net Expenses	820,804

Net Investment Income	34,959

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	4,345,385
Net change in unrealized appreciation on investments	4,445,475

Net Realized and Unrealized Gain on Investments	8,790,860

Net Increase in Net Assets Resulting from Operations	$8,825,819

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Statements of Changes in Net Assets

For the fiscal years ended May 31,			2020	2019

Operations:
Net investment income			$34,959	$30,074
Net realized gain (loss) from investment transactions			4,345,385	(1,661,247)
Net change in unrealized appreciation (depreciation) on investments			4,445,475	(1,734,642)

Net Increase (Decrease) in Net Assets Resulting from Operations			8,825,819	(3,365,815)

Distributions to Shareholders:
Institutional Class Shares			(1,779,848)	(3,319,485)
Class C Shares			(32,066)	(62,223)
Class A Shares			(25,086)	(31,600)

Net Decrease in Net Assets Resulting from Distributions			(1,837,000)	(3,413,308)

Beneficial Interest Transactions:
Shares sold			27,636,231	44,727,013
Reinvested dividends and distributions			1,519,120	3,121,614
Shares repurchased			(28,445,149)	(25,543,618)

Net Increase from Beneficial Interest Transactions			710,202	22,305,009

Net Increase in Net Assets			7,699,021	15,525,886

Net Assets:
Beginning of Year			54,393,059	38,867,173
End of Year			$62,092,080	$54,393,059

Share Information:	May 31, 2020		May 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,590,458	$26,603,783	2,672,772	$44,153,441
Reinvested dividends and distributions	86,910	1,465,301	226,320	3,028,157
Shares repurchased	(1,718,069)	(28,009,831)	(1,655,919)	(25,314,161)
Net Increase (Decrease) in Shares of
Beneficial Interest	(40,701)	$59,253	1,243,173	$21,867,437

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	15,911	$251,125	12,605	$202,623
Reinvested dividends and distributions	2,014	32,066	4,869	62,223
Shares repurchased	(12,433)	(193,295)	(13,164)	(213,778)
Net Increase in Shares of
Beneficial Interest	5,492	$89,896	4,310	$51,068

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	85,727	$781,323	39,711	$370,949
Reinvested dividends and distributions	2,404	21,753	4,244	31,234
Shares repurchased	(27,495)	(242,023)	(2,023)	(15,679)
Net Increase in Shares of
Beneficial Interest	60,636	$561,053	41,932	$386,504

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2020		2019	2018	2017	2016

Net Asset Value, Beginning of Year	$15.55		$17.45	$14.56	$11.81	$13.13

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.01		0.01	(0.08)	0.05	0.05
Net realized and unrealized gain (loss)
on investments	2.69		(0.93)	2.99	2.73	(1.22)

Total from Investment Operations	2.70		(0.92)	2.91	2.78	(1.17)

Less Distributions From:
Net investment income	-		(0.82)	(0.02)	(0.03)	-
Net realized gains	(0.47)		(0.16)	-	-	(0.15)

Total Distributions	(0.47)		(0.98)	(0.02)	(0.03)	(0.15)

Net Asset Value, End of Year	$17.78		$15.55	$17.45	$14.56	$11.81

Total Return (a)	17.50%		(4.37)%	19.98%	23.53%	(8.92)%

Net Assets, End of Year (in thousands)	$59,869		$53,013	$37,778	$22,149	$8,113

Ratios of:
Interest Expense to Average Net Assets	0.01%		-	-	-	-
Gross Expenses to Average Net Assets (b)	1.58%	(f)	1.57%	1.81%	2.56%	1.22%
Net Expenses to Average Net Assets (b)	1.26%	(f)	1.27%	1.35%	1.24%	0.91%	(e)
Net Investment Income (Loss) to
Average Net Assets (b)(c)	0.07%		0.08%	(0.52)%	0.39%	0.41%	(e)

Portfolio turnover rate	319.85%		268.30%	491.30%	439.72%	284.69%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f)	Includes interest expense.

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Financial Highlights
	Class C Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2020		2019	2018	2017	(f)	2016	(f)

Net Asset Value, Beginning of Year	$14.79		$16.81	$14.22	$11.61		$13.04

Income (Loss) from Investment Operations:
Net investment loss (d)	(0.14)		(0.15)	(0.28)	(0.01)		(0.07)
Net realized and unrealized gain (loss)
on investments	2.53		(0.89)	2.89	2.65		(1.21)

Total from Investment Operations	2.39		(1.04)	2.61	2.64		(1.28)

Less Distributions From:
Net investment income	-		(0.82)	(0.02)	(0.03)		-
Net realized gains	(0.47)		(0.16)	-	-		(0.15)

Total Distributions	(0.47)		(0.98)	(0.02)	(0.03)		(0.15)

Net Asset Value, End of Year	$16.71		$14.79	$16.81	$14.22		$11.61

Total Return (a)	16.29%		(5.28)%	18.35%	22.73%		(9.84)%

Net Assets, End of Year (in thousands)	$1,236		$1,013	$1,079	$871		$6,160

Ratios of:
Interest Expense to Average Net Assets	0.01%		-	-	-		-
Gross Expenses to Average Net Assets (b)	2.58%	(g)	2.57%	2.81%	2.91%		2.22%
Net Expenses to Average Net Assets (b)	2.25%	(g)	2.27%	2.35%	2.14%		1.84%	(e)
Net Investment Loss to Average
Net Assets (b)(c)	(0.91)%		(0.94)%	(1.80)%	(0.09)%		(0.56)%	(e)

Portfolio turnover rate	319.85%		268.30%	491.30%	439.72%		284.69%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(g)	Includes interest expense.

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Financial Highlights
	Class A Shares
For a share outstanding during the	May 31,
fiscal years or period ended	2020		2019	2018	(h)

Net Asset Value, Beginning of Period	$8.56		$10.15	$10.00

Income (Loss) from Investment Operations:
Net investment loss (e)	(0.03)		(0.03)	(0.02)
Net realized and unrealized gain (loss)
on investments	1.47		(0.58)	0.17

Total from Investment Operations	1.44		(0.61)	0.15

Less Distributions From:
Net investment income	-		(0.82)	-
Net realized gains	(0.47)		(0.16)	-

Total Distributions	(0.47)		(0.98)	-

Net Asset Value, End of Period	$9.53		$8.56	$10.15

Total Return (f)(j)	17.06%		(4.45)%	1.50%	(b)

Net Assets, End of Period (in thousands)	$987		$367	$10

Ratios of:
Interest Expense to Average Net Assets	0.01%		-	-
Gross Expenses to Average Net Assets (c)	1.83%	(i)	1.82%	2.00%	(a)
Net Expenses to Average Net Assets (c)	1.51%	(i)	1.52%	1.60%	(a)
Net Investment Loss to Average
Net Assets (c)(d)	(0.39)%		(0.28)%	(1.59)%	(a)

Portfolio turnover rate	319.85%		268.30%	491.30%	(b)(g)

(a)	Annualized.
(b)	Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Calculated using the average shares method.
(f)	Does not include impact of sales charge, if any.
(g)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(h)	For a share outstanding during the period from April 16, 2018 (Date of Initial Public Investment) through May 31, 2018.
(i)	Includes interest expenses.
(j)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements

Cavalier Hedged High Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2020

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Hedged High Income Fund - Institutional Class Shares versus the Barclays Capital Global High-Yield Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2020	Year	Year	Inception	Date
Institutional Class Shares	3.75%	3.56%	4.12%	09/20/12
Barclays Capital Global High-Yield Index	-1.11%	3.69%	4.29%	N/A

				(Continued)

Cavalier Hedged High Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2020

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through September 30, 2020. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 1.95% per the Fund’s most recent prospectus dated October 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Hedged High Income Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2020

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Hedged High Income Fund - Class C Shares versus the Barclays Capital Global High-Yield Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2020	Year	Year	Inception	Date
Class C Shares	2.71%	2.50%	3.17%	09/26/12
Barclays Capital Global High-Yield Index	-1.11%	3.69%	4.41%	N/A

				(Continued)

Cavalier Hedged High Income Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2020

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.25% of the average daily net assets of the Fund through September 30, 2020. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.95% per the Fund’s most recent prospectus dated October 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Hedged High Income Fund

Schedule of Investments

As of May 31, 2020

		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCT - 69.94%

Debt Fund - 69.94%
Goldman Sachs Access High Yield Corporate Bond ETF		264,387	$12,557,431

Total Exchange-Traded Product (Cost $12,512,772)			12,557,431

OPEN-END FUND - 16.05%

Debt Fund - 16.05%
Vanguard High Yield Corporate Fund		512,704	2,881,397

Total Open-End Fund (Cost $2,825,000)			2,881,397

SHORT-TERM INVESTMENT - 13.70%
§	Fidelity Investments Money Market Government Portfolio -
Class I, 0.05%		2,459,143	2,459,143

Total Short-Term Investment (Cost $2,459,143)			2,459,143

Investments, at Value (Cost $17,796,915) - 99.69%			$17,897,971

Other Assets Less Liabilities - 0.31%			56,389

Net Assets - 100.00%			$17,954,360

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Product	69.94%	$12,557,431
Open-End Fund	16.05%	2,881,397
Short-Term Investment	13.70%	2,459,143
Other Assets Less Liabilities	0.31%	56,389
Total Net Assets	100.00%	$17,954,360

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Assets and Liabilities

As of May 31, 2020

Assets:
Investments, at value (cost $17,796,915)	$17,897,971
Receivables:
Dividends	3,513
Fund shares purchased	42,536
Due from Advisor	8,500
Prepaid expenses:
Registration and filing expenses	22,925
Insurance expenses	4,008
Fund accounting fees	2,561
Compliance fees	45

Total assets	17,982,059

Liabilities:
Payables:
Fund share repurchased	509
Accrued expenses:
Professional fees	17,802
Trustee fees and meeting expenses	4,324
Shareholder fulfillment fees	3,903
Administration fees	407
Distribution and service fees - Class C Shares	390
Miscellaneous expenses	257
Security pricing fees	94
Custody fees	13

Total liabilities	27,699

Net Assets	$17,954,360

Net Assets Consist of:
Paid in capital	$20,614,279
Accumulated deficit	(2,659,919)

Total Net Assets	$17,954,360

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,802,030
Net Assets	$17,451,929
Net Asset Value, Offering Price and Redemption Price Per Share	$9.68

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	52,330
Net Assets	$502,431
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.60

(a)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Operations

For the fiscal year ended May 31, 2020

Investment Income:
Dividends	$1,003,808

Total Investment Income	1,003,808

Expenses:
Advisory fees (note 2)	214,674
Registration and filing expenses	46,779
Professional fees	40,452
Fund accounting fees (note 2)	35,344
Transfer agent fees (note 2)	27,000
Administration fees (note 2)	26,264
Trustee fees and meeting expenses (note 3)	19,303
Shareholder fulfillment fees	18,211
Custody fees (note 2)	6,632
Distribution and service fees - Class C Shares (note 4)	5,909
Compliance fees (note 2)	3,191
Security pricing fees	2,707
Miscellaneous expenses (note 2)	2,057
Insurance fees	1,849

Total Expenses	450,372

Fees waived by Advisor (note 2)	(176,657)

Net Expenses	273,715

Net Investment Income	730,093

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	18,533
Net change in unrealized appreciation on investments	124,012

Realized and Unrealized Gain on Investments	142,545

Net Increase in Net Assets Resulting from Operations	$872,638

See Notes to Financial Statements

Cavalier Hedged High Income Fund

For the fiscal year ended May 31,			2020	2019

Operations:
Net investment income			$730,093	$1,245,422
Net realized gain (loss) from investment transactions			18,533	(875,319)
Net change in unrealized appreciation on investments			124,012	452,037

Net Increase in Net Assets Resulting from Operations			872,638	822,140

Distributions to Shareholders:
Institutional Class Shares			(709,393)	(1,402,632)
Class C Shares			(13,541)	(31,534)

Net Decrease in Net Assets Resulting from Distributions			(722,934)	(1,434,166)

Beneficial Interest Transactions:
Shares sold			2,757,489	4,287,596
Reinvested dividends and distributions			273,521	458,040
Shares repurchased			(10,336,982)	(13,301,177)

Net Decrease from Beneficial Interest Transactions			(7,305,972)	(8,555,541)

Net Decrease in Net Assets			(7,156,268)	(9,167,567)

Net Assets:
Beginning of Year			25,110,628	34,278,195
End of Year			$17,954,360	$25,110,628

Share Information:	May 31, 2020		May 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	282,421	$2,757,489	439,329	$4,279,832
Reinvested dividends and distributions	26,593	259,980	44,118	426,506
Shares repurchased	(1,036,620)	(10,149,243)	(1,316,291)	(12,685,212)
Net Decrease in Shares of
Beneficial Interest	(727,606)	$(7,131,774)	(832,844)	$(7,978,874)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	817	$7,764
Reinvested dividends and distributions	1,398	13,541	3,291	31,534
Shares repurchased	(19,128)	(187,739)	(64,085)	(615,965)
Net Decrease in Shares of
Beneficial Interest	(17,730)	$(174,198)	(59,977)	$(576,667)

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2020	2019	2018	2017	2016

Net Asset Value, Beginning of Year	$9.66	$9.82	$10.20	$9.25	$9.63

Income (Loss) from Investment Operations
Net investment income (d)	0.34	0.39	0.42	0.27	0.27
Net realized and unrealized gain (loss)
on investments	0.02	(0.10)	(0.37)	0.88	(0.41)

Total from Investment Operations	0.36	0.29	0.05	1.15	(0.14)

Less Distributions From:
Net investment income	(0.34)	(0.45)	(0.43)	(0.20)	(0.20)
Net realized gains	-	-	-	-	(0.04)

Total Distributions	(0.34)	(0.45)	(0.43)	(0.20)	(0.24)

Net Asset Value, End of Year	$9.68	$9.66	$9.82	$10.20	$9.25

Total Return (a)	3.75%	3.02%	0.52%	12.45%	(1.40)%

Net Assets, End of Year (in thousands)	$17,452	$24,440	$33,016	$4,789	$7,392

Ratios of:
Gross Expenses to Average Net Assets (b)	2.07%	1.65%	2.88%	4.06%	2.00%
Net Expenses to Average Net Assets (b)	1.25%	1.25%	1.25%	1.40%	1.01%	(e)
Net Investment Income to Average Net Assets (b)(c)	3.43%	3.99%	4.18%	2.77%	2.89%	(e)

Portfolio turnover rate	136.88%	81.99%	13.23%	184.78%	327.01%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Financial Highlights
	Class C Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2020	2019	2018	2017	(f)	2016	(f)

Net Asset Value, Beginning of Year	$9.57	$9.71	$10.09	$9.22		$9.67

Income (Loss) from Investment Operations
Net investment income (d)	0.24	0.29	0.35	0.19		0.01
Net realized and unrealized gain (loss)
on investments	0.02	(0.10)	(0.40)	0.86		(0.26)

Total from Investment Operations	0.26	0.19	(0.05)	1.05		(0.25)

Less Distributions From:
Net investment income	(0.23)	(0.33)	(0.33)	(0.18)		(0.16)
Net realized gains	-	-	-	-		(0.04)

Total Distributions	(0.23)	(0.33)	(0.33)	(0.18)		(0.20)

Net Asset Value, End of Year	$9.60	$9.57	$9.71	$10.09		$9.22

Total Return (a)	2.71%	1.99%	(0.50)%	11.38%		(2.53)%

Net Assets, End of Year (in thousands)	$502	$670	$1,263	$1,515		$850

Ratios of:
Gross Expenses to Average Net Assets (b)	3.07%	2.65%	4.54%	5.48%		3.00%
Net Expenses to Average Net Assets (b)	2.25%	2.25%	2.25%	2.37%		2.21%	(e)
Net Investment Income to Average Net Assets (b)(c)	2.44%	3.01%	3.52%	1.93%		0.08%	(e)

Portfolio turnover rate	136.88%	81.99%	13.23%	184.78%		327.01%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Cavalier Tactical Economic Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2020

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Tactical Economic Fund - Institutional Class Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2020	Year	Year	Inception	Date
Institutional Class Shares	-2.84%	2.97%	5.58%	09/20/12
S&P 500 Total Return Index	12.84%	10.29%	12.35%	N/A

				(Continued)

Cavalier Tactical Economic Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2020

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through September 30, 2020. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.82% per the Fund’s most recent prospectus dated October 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Economic Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2020

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Tactical Economic Fund - Class C Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2020	Year	Year	Inception	Date
Class C Shares	-3.92%	1.97%	4.68%	09/26/12
S&P 500 Total Return Index	12.84%	10.29%	12.65%	N/A

				(Continued)

Cavalier Tactical Economic Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2020

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.25% of the average daily net assets of the Fund through September 30, 2020. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 3.84% per the Fund’s most recent prospectus dated October 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Economic Fund - Class A Shares

Performance Update (Unaudited)

For the period from October 18, 2018 (Date of Initial Public Investment) through May 31, 2020

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment ($9,550 with 4.50% sales load) and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Tactical Economic Fund - Class A Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Since	Inception
May 31, 2020	Year	Inception	Date
Class A Shares	-2.96%	-1.95%	10/18/18
Class A Shares - 4.50% Maximum Sales Load	-7.33%	-9.06%	N/A
S&P 500 Total Return Index	12.84%	8.23%	N/A

			(Continued)

Cavalier Tactical Economic Fund - Class A Shares

Performance Update (Unaudited)

For the period from October 18, 2018 (Date of Initial Public Investment) through May 31, 2020

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.50% of the average daily net assets of the Fund through September 30, 2020. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 3.13% per the Fund’s most recent prospectus dated October 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Economic Fund

Schedule of Investments

As of May 31, 2020

		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 75.86%

Equity - 2.26%
* ProShares Ultra VIX Short-Term Futures ETF		10,850	$364,234

Fixed Income - 14.31%
iShares 1-3 Year Treasury Bond ETF		26,572	2,302,730

Large-Cap - 42.22%
Invesco QQQ Trust		14,965	3,492,232
iShares Core S&P 500 ETF		5,723	1,746,545
iShares Edge MSCI Minimum Volatility ETF		25,214	1,553,687
			6,792,464
Mid-Cap - 11.80%
iShares Core S&P Mid-Cap ETF		10,775	1,897,693

Small-Cap - 5.27%
iShares Russell 2000 ETF		6,100	847,290

Total Exchange-Traded Products (Cost $10,988,438)			12,204,411

SHORT-TERM INVESTMENT - 29.20%
§	Fidelity Investments Money Market Government Portfolio -
Class I, 0.05%		4,698,796	4,698,796

Total Short-Term Investment (Cost $4,698,796)			4,698,796

Investments, at Value (Cost $15,687,234) - 105.06%			$16,903,207

Liabilities in Excess of Other Assets - (5.06)%			(814,469)

Net Assets - 100.00%			$16,088,738

§ Represents 7 day effective yield
* Non income-producing investment
Summary of Investments
by Sector
	% of Net Assets	Value
Exchange-Traded Products:
Equity	2.26%	$364,234
Fixed Income	14.31%	2,302,730
Large-Cap	42.22%	6,792,464
Mid-Cap	11.80%	1,897,693
Small-Cap	5.27%	847,290
Short-Term Investment	29.20%	4,698,796
Liabilities in Excess of Other Assets	-5.06%	(814,469)
Total Net Assets	100.00%	$16,088,738

See Notes to Financial Statements

Cavalier Tactical Economic Fund

Statement of Assets and Liabilities

As of May 31, 2020

Assets:
Investments, at value (cost $15,687,234)	$16,903,207
Receivables:
Dividends	469
Fund shares sold	46,423
Due from Advisor	11,290
Prepaid expenses:
Registration and filing expenses	21,007
Insurance expenses	3,250
Fund accounting fees	3,152
Compliance fees	78
Security pricing fees	29

Total assets	16,988,905

Liabilities:
Payables:
Investments purchased	870,495
Accrued expenses:
Professional fees	16,668
Trustee fees and meeting expenses	5,825
Shareholder fulfillment fees	4,542
Custody fees	1,369
Distribution and service fees - Class C and Class A Shares	605
Administration fees	406
Miscellaneous expenses	257

Total liabilities	900,167

Total Net Assets	$16,088,738

Net Assets Consist of:
Paid in capital	$17,446,248
Accumulated deficit	(1,357,510)

Total Net Assets	$16,088,738

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,350,403
Net Assets	$15,339,348
Net Asset Value, Offering Price and Redemption Price Per Share	$11.36

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	69,661
Net Assets	$741,526
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.64

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,016
Net Assets	$7,864
Net Asset Value and Redemption Price Per Share	$7.74
Maximum Offering Price Per Share ($7.74 ÷ 95.50%)(b)	8.10

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).
(b) The Fund charges a 4.50% maximum sales load on all initial purchases.

See Notes to Financial Statements

Cavalier Tactical Economic Fund

Statement of Operations

For the fiscal year ended May 31, 2020

Investment Income:
Dividends	$314,481

Total Investment Income	314,481

Expenses:
Advisory fees (note 2)	167,968
Professional fees	46,394
Registration and filing expenses	45,852
Fund accounting fees (note 2)	40,785
Transfer agent fees (note 2)	33,000
Administration fees (note 2)	26,072
Shareholder fulfillment fees	22,326
Trustee fees and meeting expenses (note 3)	20,805
Distribution and service fees - Class C Shares (note 4)	8,367
Custody fees (note 2)	6,950
Compliance fees (note 2)	3,158
Insurance fees	2,252
Miscellaneous expenses (note 2)	2,057
Security pricing fees	1,923
Distribution and service fees - Class A Shares (note 4)	54

Total Expenses	427,963

Fees waived and reimbursed by Advisor (note 2)	(209,583)

Net Expenses	218,380

Net Investment Income	96,101

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(2,531,822)
Net change in unrealized appreciation on investments	1,467,496

Net Realized and Unrealized Loss on Investments	(1,064,326)

Net Decrease in Net Assets Resulting from Operations	$(968,225)

See Notes to Financial Statements

Cavalier Tactical Economic Fund

Statements of Changes in Net Assets

For the fiscal year ended May 31,			2020	2019

Operations:
Net investment income			$96,101	$85,112
Net realized gain (loss) from investment transactions			(2,531,822)	1,043,773
Net change in unrealized appreciation (depreciation) on investments			1,467,496	(1,101,998)

Net Increase (Decrease) in Net Assets Resulting from Operations			(968,225)	26,887

Distributions to Shareholders:
Institutional Class Shares			(213,808)	(1,826,607)
Class C Shares			(3,740)	(110,557)
Class A Shares			(452)	(2,848)

Net Decrease in Net Assets Resulting from Distributions			(218,000)	(1,940,012)

Beneficial Interest Transactions:
Shares sold			6,163,783	9,679,176
Reinvested dividends and distributions			181,034	1,484,636
Shares repurchased			(4,679,482)	(3,940,082)

Net Increase from Beneficial Interest Transactions			1,665,335	7,223,730

Net Increase in Net Assets			479,110	5,310,605

Net Assets:
Beginning of Year			15,609,628	10,299,023
End of Year			$16,088,738	$15,609,628

Share Information:	May 31, 2020		May 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	485,735	$6,146,769	729,098	$9,379,569
Reinvested dividends and distributions	13,407	176,842	123,757	1,371,231
Shares repurchased	(396,760)	(4,615,724)	(298,386)	(3,737,778)
Net Increase in Shares of
Beneficial Interest	102,382	$1,707,887	554,469	$7,013,022

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	748	$8,667	21,759	$273,823
Reinvested dividends and distributions	301	3,740	10,580	110,557
Shares repurchased	(4,503)	(48,722)	(15,145)	(193,113)
Net Increase (Decrease) in Shares of
Beneficial Interest	(3,454)	$(36,315)	17,194	$191,267

Class A Shares	Shares	Amount	Shares (a)	Amount (a)
Shares sold	1,000	$8,347	2,586	$25,784
Reinvested dividends and distributions	50	452	375	2,848
Shares repurchased	(2,032)	(15,036)	(963)	(9,191)
Net Increase (Decrease) in Shares of
Beneficial Interest	(982)	$(6,237)	1,998	$19,441

(a)	For the period from October 18, 2018 (Date of Initial Public Investment) through May 31, 2019.

See Notes to Financial Statements

Cavalier Tactical Economic Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2020	2019	2018	2017	2016

Net Asset Value, Beginning of Year	$11.84	$13.79	$12.30	$11.00	$12.09

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.08	0.09	0.02	(0.01)	(0.00)	(e)
Net realized and unrealized gain (loss)
on investments	(0.39)	(0.29)	1.68	1.31	(0.71)

Total from Investment Operations	(0.31)	(0.20)	1.70	1.30	(0.71)

Less Distributions From:
Net investment income	(0.17)	(0.04)	-	-	-
Net realized gains	-	(1.71)	(0.21)	-	(0.38)

Total Distributions	(0.17)	(1.75)	(0.21)	-	(0.38)

Net Asset Value, End of Year	$11.36	$11.84	$13.79	$12.30	$11.00

Total Return (f)	(2.84)%	(0.55)%	13.87%	11.82%	(5.89)%

Net Assets, End of Year (in thousands)	$15,339	$14,781	$9,562	$9,178	$3,920

Ratios of:
Gross Expenses to Average Net Assets (a)	2.50%	2.65%	3.08%	4.87%	3.92%
Net Expenses to Average Net Assets (a)	1.25%	1.25%	1.25%	1.41%	1.20%	(d)
Net Investment Income (Loss) to Average
Net Assets (a)(b)	0.62%	0.70%	0.18%	(0.09)%	(0.02)%	(d)

Portfolio turnover rate	141.55%	159.92%	163.22%	190.49%	173.62%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(e)	Less than $0.01 per share.
(f)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements

Cavalier Tactical Economic Fund

Financial Highlights
	Class C Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2020	2019	2018	2017	(e)	2016	(e)

Net Asset Value, Beginning of Year	$11.12	$13.18	$11.88	$10.73		$11.91

Income (Loss) from Investment Operations:
Net investment loss (c)	(0.04)	(0.03)	(0.10)	(0.12)		(0.12)
Net realized and unrealized gain (loss)
on investments	(0.39)	(0.28)	1.61	1.27		(0.68)

Total from Investment Operations	(0.43)	(0.31)	1.51	1.15		(0.80)

Less Distributions From:
Net investment income	(0.05)	(0.04)	-	-		-
Net realized gains	-	(1.71)	(0.21)	-		(0.38)

Total Distributions	(0.05)	(1.75)	(0.21)	-		(0.38)

Net Asset Value, End of Year	$10.64	$11.12	$13.18	$11.88		$10.73

Total Return (f)	(3.92)%	(1.47)%	12.75%	10.72%		(6.75)%

Net Assets, End of Year (in thousands)	$742	$813	$737	$643		$381

Ratios of:
Gross Expenses to Average Net Assets (a)	3.53%	3.67%	4.09%	5.85%		5.25%
Net Expenses to Average Net Assets (a)	2.25%	2.25%	2.25%	2.44%		2.27%	(d)
Net Investment Loss to Average
Net Assets (a)(b)	(0.33)%	(0.25)%	(0.82)%	(1.06)%		(1.05)%	(d)

Portfolio turnover rate	141.55%	159.92%	163.22%	190.49%		173.62%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(e)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(f)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements

Cavalier Tactical Economic Fund

Financial Highlights
	Class A Shares
For a share outstanding during	May 31,
the fiscal year or period ended	2020	2019	(h)

Net Asset Value, Beginning of Period	$8.11	$10.00

Income (Loss) from Investment Operations:
Net investment income (c)	0.04	0.02
Net realized and unrealized (gain) loss
on investments	(0.26)	(0.16)

Total from Investment Operations	(0.22)	(0.14)

Less Distributions From:
Net investment income	(0.15)	(0.04)
Net realized gains	-	(1.71)

Total Distributions	(0.15)	(1.75)

Net Asset Value, End of Period	$7.74	$8.11

Total Return (g)(i)	(2.96)%	(0.18)%	(e)

Net Assets, End of Period (in thousands)	$8	$16

Ratios of:
Gross Expenses to Average Net Assets (a)	2.83%	2.96%	(d)
Net Expenses to Average Net Assets (a)	1.50%	1.50%	(d)
Net Investment Income to Average
Net Assets (a)(b)	0.52%	0.43%	(d)

Portfolio turnover rate (f)	141.55%	159.92%	(e)

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(g)	Does not include impact of sales charge, if any.
(h)	For a share outstanding during the period from October 18, 2018 (Date of Initial Public Investment) through May 31, 2019.
(i)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2020

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Tactical Rotation Fund - Institutional Class Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2020	Year	Year	Inception	Date
Institutional Class Shares	-7.98%	0.66%	4.51%	09/20/12
S&P 500 Total Return Index	12.84%	10.29%	12.31%	N/A

				(Continued)

Cavalier Tactical Rotation Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2020

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through September 30, 2020. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 1.47% per the Fund’s most recent prospectus dated October 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Rotation Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2020

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Tactical Rotation Fund - Class C Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2020	Year	Year	Inception	Date
Class C Shares	-8.96%	-0.35%	3.62%	09/26/12
S&P 500 Total Return Index	12.84%	10.29%	12.61%	N/A

				(Continued)

Cavalier Tactical Rotation Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2020

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.25% of the average daily net assets of the Fund through September 30, 2020. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.47% per the Fund’s most recent prospectus dated October 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Rotation Fund - Class A Shares

Performance Update (Unaudited)

For the period from April 2, 2018 (Date of Initial Public Investment) through May 31, 2020

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment ($9,550 with 4.50% sales load) and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Tactical Rotation Fund - Class A Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Since	Inception
May 31, 2020	Year	Inception	Date
Class A Shares - No Sales Load	-8.17%	-3.34%	04/02/18
Class A Shares - 4.50% Maximum Sales Load	-8.02%	-5.44%	04/02/18
S&P 500 Total Return Index	12.84%	10.12%	N/A

		(Continued)

Cavalier Tactical Rotation Fund - Class A Shares

Performance Update (Unaudited)

For the period from April 2, 2018 (Date of Initial Public Investment) through May 31, 2020

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.50% of the average daily net assets of the Fund through September 30, 2020. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 1.72% per the Fund’s most recent prospectus dated October 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Rotation Fund

Schedule of Investments

As of May 31, 2020

		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 79.64%

Consumer Staples - 10.87%
Consumer Staples Select Sector SPDR Fund		37,114	$2,198,262

Futures - 13.33%
* VelocityShares Daily 2x VIX Short-Term ETN		19,000	2,697,810

Health Care - 4.53%
iShares Nasdaq Biotechnology ETF		6,807	917,175

Information Technology - 21.42%
Technology Select Sector SPDR Fund		28,562	2,798,219
Vanguard Information Technology ETF		5,890	1,537,467
			4,335,686
Large-Cap - 29.49%
Invesco QQQ ETF		18,765	4,379,001
iShares Edge MSCI Minimum Volatility USA ETF		25,818	1,590,905
			5,969,906

Total Exchange-Traded Products (Cost $14,672,408)			16,118,839

SHORT-TERM INVESTMENT - 28.23%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 0.05%		5,714,564	5,714,564

Total Short-Term Investment (Cost $5,714,564)			5,714,564

Investments, at Value (Cost $20,386,972) - 107.87%			$21,833,403

Liabilities in Excess of Other Assets - (7.87)%			(1,592,866)

Net Assets - 100.00%			$20,240,537

* Non income-producing investment
§	Represents 7 day effective yield as of May 31, 2020

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	79.64%	$16,118,839
Short-Term Investment	28.23%	5,714,564
Liabilities in Excess of Other Assets	-7.87%	(1,592,866)
Total Net Assets	100.00%	$20,240,537

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Assets and Liabilities

As of May 31, 2020

Assets:
Investments, at value (cost $20,386,972)	$21,833,403
Receivables:
Fund shares sold	9,158
Dividends	452
Due from Advisor	16,500
Prepaid expenses:
Registration and filing expenses	20,133
Insurance expenses	3,596
Fund accounting fees	3,183

Total assets	21,886,425

Liabilities:
Due to custodian	453,211
Payables:
Investments purchased	1,162,337
Accrued expenses:
Professional fees	17,387
Trustee fees and meeting expenses	4,330
Shareholder fulfillment fees	4,069
Custody fees	2,261
Interest expense	789
Distribution and service fees - Class C Shares and Class A Shares	703
Compliance fees	387
Miscellaneous expenses	188
Administration fees	168
Security pricing fees	58

Total liabilities	1,645,888

Total Net Assets	$20,240,537

Net Assets Consist of:
Paid in capital	$28,306,538
Accumulated deficit	(8,066,001)

Total Net Assets	$20,240,537

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,830,020
Net Assets	$19,026,541
Net Asset Value, Offering Price and Redemption Price Per Share	$10.40

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	113,258
Net Assets	$1,106,603
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.77

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	14,379
Net Assets	$107,393
Net Asset Value and Redemption Price Per Share	$7.47
Maximum Offering Price Per Share ($7.47 ÷ 95.50%)(b)	$7.82
(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).
(b) The Fund charges a 4.50% maximum sales load on all initial purchases.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Operations

For the fiscal year ended May 31, 2020

Investment Income:
Dividends	$693,981

Total Investment Income	693,981

Expenses:
Advisory fees (note 2)	399,481
Registration and filing expenses	52,627
Fund accounting fees (note 2)	43,100
Administration fees (note 2)	42,799
Professional fees	41,175
Transfer agent fees (note 2)	34,240
Shareholder fulfillment fees	33,810
Custody fees (note 2)	24,081
Trustee fees and meeting expenses (note 3)	19,309
Distribution and service fees - Class C Shares (note 4)	16,273
Compliance fees (note 2)	15,373
Insurance expenses	4,123
Security pricing fees	2,690
Miscellaneous expenses (note 2)	1,988
Interest expense	1,282
Distribution and service fees - Class A Shares (note 4)	402

Total Expenses	732,753

Fees waived by Advisor (note 2)	(215,409)

Net Expenses	517,344

Net Investment Income	176,637

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(1,773,728)
Net change in unrealized appreciation on investments	890,097

Net Realized and Unrealized Loss on Investments	(883,631)

Net Decrease in Net Assets Resulting from Operations	$(706,994)

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statements of Changes in Net Assets

For the fiscal year ended May 31,			2020	2019

Operations:
Net investment income			$176,637	$1,158,165
Net realized gain (loss) from investment transactions			(1,773,728)	2,702,316
Net change in unrealized appreciation (depreciation) on investments			890,097	(11,024,131)

Net Decrease in Net Assets Resulting from Operations			(706,994)	(7,163,650)

Distributions to Shareholders:
Institutional Class Shares			(899,006)	(14,746,142)
Class C Shares			(26,127)	(272,011)
Class A Shares			(5,867)	(22,986)

Net Decrease in Net Assets Resulting from Distributions			(931,000)	(15,041,139)

Beneficial Interest Transactions:
Shares sold			7,651,188	28,468,690
Reinvested dividends and distributions			897,756	11,863,603
Shares repurchased			(60,649,474)	(75,942,180)

Decrease from Beneficial Interest Transactions			(52,100,530)	(35,609,887)

Net Decrease in Net Assets			(53,738,524)	(57,814,676)

Net Assets:
Beginning of Year			73,979,061	131,793,737
End of Year			$20,240,537	$73,979,061

Share Information:	May 31, 2020		May 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	657,769	$7,633,434	2,085,624	$27,901,931
Reinvested dividends and distributions	70,525	866,047	1,102,956	11,570,005
Shares repurchased	(5,072,896)	(59,675,291)	(6,389,589)	(75,002,169)
Net Decrease in Shares of
Beneficial Interest	(4,344,602)	(51,175,810)	(3,201,009)	$(35,530,233)
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	866	$9,412	24,582	$327,660
Reinvested dividends and distributions	2,254	26,127	27,476	272,011
Shares repurchased	(79,278)	(870,559)	(68,762)	(876,107)
Net Decrease in Shares of
Beneficial Interest	(76,158)	$(835,020)	(16,704)	$(276,436)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,016	$8,342	24,642	$239,099
Reinvested dividends and distributions	632	5,582	2,833	21,587
Shares repurchased	(12,844)	(103,624)	(6,400)	(63,904)
Net Increase (Decrease) in Shares of
Beneficial Interest	(11,196)	$(89,700)	21,075	$196,782

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2020		2019	2018	2017	2016

Net Asset Value, Beginning of Year	$11.61		$13.76	$12.78	$11.26	$12.23

Income (Loss) from Investment Operations:
Net investment income (loss)(d)	0.06		0.13	0.09	0.08	(0.00)	(f)
Net realized and unrealized gain (loss)
on investments	(0.94)		(0.75)	0.97	1.44	(0.66)

Total from Investment Operations	(0.88)		(0.62)	1.06	1.52	(0.66)

Less Distributions From:
Net investment income	(0.33)		(0.10)	(0.08)	-	-
Net realized gains	-		(1.43)	-	-	(0.31)

Total Distributions	(0.33)		(1.53)	(0.08)	-	(0.31)

Net Asset Value, End of Year	$10.40		$11.61	$13.76	$12.78	$11.26

Total Return (a)	(7.98)%		(3.38)%	8.28%	13.50%	(5.41)%

Net Assets, End of Year (in thousands)	$19,027		$71,697	$129,034	$89,872	$81,866

Ratios of:
Interest Expense to Average Net Assets	0.00%	(g)	-	-	-	-
Gross Expenses to Average Net Assets (b)	1.80%		1.34%	1.30%	1.41%	1.42%
Net Expenses to Average Net Assets (b)	1.25%		1.25%	1.25%	1.40%	1.26%	(e)
Net Investment Income (Loss) to Average
Net Assets (b)(c)	0.49%		1.03%	0.66%	0.64%	(0.03)%	(e)

Portfolio turnover rate	624.45%		379.14%	80.28%	166.56%	633.50%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f)	Less than $0.01 per share.
(g)	Less than 0.01% of net assets.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Financial Highlights
	Class C Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2020		2019	2018	2017	(f)	2016	(f)

Net Asset Value, Beginning of Year	$10.91		$13.16	$12.36	$10.99		$12.06

Income (Loss) from Investment Operations:
Net investment loss (d)	(0.06)		(0.01)	(0.04)	(0.02)		(0.11)
Net realized and unrealized gain (loss)
on investments	(0.89)		(0.71)	0.92	1.39		(0.65)

Total from Investment Operations	(0.95)		(0.72)	0.88	1.37		(0.76)

Less Distributions From:
Net investment income	(0.19)		(0.10)	(0.08)	-		-
Net realized gains	-		(1.43)	-	-		(0.31)

Total Distributions	(0.19)		(1.53)	(0.08)	-		(0.31)

Net Asset Value, End of Year	$9.77		$10.91	$13.16	$12.36		$10.99

Total Return (a)	(8.96)%		(4.35)%	7.10%	12.47%		(6.33)%

Net Assets, End of Year (in thousands)	$1,107		$2,066	$2,713	$2,076		$7,823

Ratios of:
Interest Expense to Average Net Assets	0.00%	(g)	-	-	-		-
Gross Expenses to Average Net Assets (b)	2.80%		2.34%	2.30%	2.41%		2.41%
Net Expenses to Average Net Assets (b)	2.25%		2.25%	2.25%	2.40%		2.25%	(e)
Net Investment Loss to Average
Net Assets (b)(c)	(0.53)%		(0.10)%	(0.32)%	(0.14)%		(0.99)%	(e)

Portfolio turnover rate	624.45%		379.14%	80.28%	166.56%		633.50%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(g)	Less than 0.01% of net assets.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Financial Highlights
	Class A Shares
For a share outstanding during each	May 31,
of the fiscal years or period ended	2020		2019	2018	(i)

Net Asset Value, Beginning of Period	$8.42		$10.49	$10.00

Income from Investment Operations:
Net investment income (loss) (f)	0.02		0.05	(0.02)
Net realized and unrealized gain (loss) on investments	(0.66)		(0.59)	0.51

Total from Investment Operations	(0.64)		(0.54)	0.49

Less Distributions From:
Net investment income	(0.31)		(0.10)	-
Net realized gains	-		(1.43)	-

Total Distributions	(0.31)		(1.53)	-

Net Asset Value, End of Period	$7.47		$8.42	$10.49

Total Return (c)(g)	(8.17)%		(3.69)%	4.90%	(b)

Net Assets, End of Period (in thousands)	$107		$215	$47

Ratios of:
Interest Expense to Average Net Assets	0.00%	(j)	-	-
Gross Expenses to Average Net Assets (d)	2.05%		1.59%	1.61%	(a)
Net Expenses to Average Net Assets (d)	1.50%		1.50%	1.50%	(a)
Net Investment Income (Loss) to Average Net Assets (d)(e)	0.23%		0.55%	(1.49)%	(a)

Portfolio turnover rate	624.45%		379.14%	80.28%	(b)(h)

(a)	Annualized.
(b)	Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	Calculated using the average shares method.
(g)	Does not include impact of sales charge, if any.
(h)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(i)	For a share outstanding during the period from April 2, 2018 (Date of Initial Public Investment) through May 31, 2018.
(j)	Less than 0.01% of net assets.

See Notes to Financial Statements

Cavalier Funds

Notes to Financial Statements

As of May 31, 2020

1.	Organization and Significant Accounting Policies
The Cavalier Funds (“Funds”) are series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is a separate, diversified series of the Trust.

The Cavalier Adaptive Income Fund seeks to achieve its investment objective of total return by investing primarily in fixed income securities.
The Cavalier Fundamental Growth Fund seeks to achieve its investment objective of capital appreciation by principally investing in stocks that the portfolio manager believes to have above-average growth potential relative to their peers.
The Cavalier Growth Opportunities Fund seeks to achieve its investment objective of capital appreciation by investing in exchange-traded funds (“ETFs”) that are registered under the 1940 Act and not affiliated with the Fund that invest in equity securities of issuers from a number of countries throughout the world.
The Cavalier Hedged High Income Fund seeks to achieve its investment objective of current income and real return by investing in other investment companies, including mutual funds and ETFs that are registered under the 1940 Act and not affiliated with the Fund or making direct investments in portfolio securities based upon institutional research.
The Cavalier Tactical Economic Fund seeks to achieve its investment objective of total return by investing in ETFs as well as other funds that are registered under the 1940 Act and not affiliated with the Fund.
The Cavalier Tactical Rotation Fund seeks to achieve its investment objective of capital appreciation by investing in ETFs that are registered under the 1940 Act and not affiliated with the Fund.
Each Fund currently has an unlimited number of authorized shares, which are divided into three classes – Institutional Class Shares, Class C Shares, and Class A Shares.  Each class of shares has equal rights to assets of the Funds, and the classes are identical except for differences in ongoing distribution and service fees.
The Class C Shares and Class A Shares are subject to distribution plan fees as described in Note 4.  Each Fund’s Class C Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of the purchase date.  This amount is paid to Capital Investment Group, Inc. (the “Distributor”).  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Class C Shares held longer than seven years will automatically convert into Institutional Class Shares.  Class A Shares have an initial sales charge of 4.50%, but there is no automatic conversion of Class A Shares into any other Class of Shares.
As of May 31, 2020, the Cavalier Fundamental Growth Fund, the Cavalier Growth Opportunities Fund, the Cavalier Tactical Economic Fund, and the Cavalier Tactical Rotation Fund were the only Funds with active Class A Shares.
(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2020

The Date of Initial Public Investment for each Fund and Class of Shares is as follows:
Fund	Institutional Class Shares	Class C Shares	Class A Shares
Cavalier Adaptive Income Fund	October 2, 2009	February 25, 2011	-
Cavalier Fundamental Growth Fund	October 17, 2013	November 4, 2013	March 13, 2018
Cavalier Growth Opportunities Fund	September 20, 2012	September 26, 2012	April 16, 2018
Cavalier Hedged High Income Fund	September 20, 2012	September 26, 2012	-
Cavalier Tactical Economic Fund	September 20, 2012	September 26, 2012	October 18, 2018
Cavalier Tactical Rotation Fund	September 20, 2012	September 26, 2012	April 2, 2018

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation
Each Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price provided by a third-party pricing service at the time the valuation is made (generally 4:00 p.m. Eastern Time).  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each Fund’s net asset value calculation) or which cannot be accurately valued using each Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”).  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using each Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.  Options are valued at the mean of the last quoted bid and ask prices provided by a third-party pricing service from the primary exchange or the board of trade on which such options are traded.  Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.

Underlying Funds
Open-End Funds - Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the open-end funds. Open-end funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Each Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2020

Level 3: Significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of May 31, 2020 for each Fund’s investments measured at fair value:

Cavalier Adaptive Income Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Preferred Stock	$500,000	$-	$500,000	$-
Asset-Backed Securities	3,777,605	-	3,777,605	-
Corporate Bonds	742,383	-	742,383	-
Collateralized Mortgage Obligations	36,320,733	-	36,320,733	-
U.S. Treasury Note	2,006,064	-	2,006,064	-
Short-Term Investment	2,905,480	2,905,480	-	-
Total Assets	$46,252,265	$2,905,480	$43,346,785	$-

Cavalier Fundamental Growth Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$67,725,880	$67,725,880	$-	$-
Exchange-Traded Product	3,697,200	3,697,200	-	-
Put Options Purchased	339,571	-	339,571	-
Short-Term Investment	9,247,744	9,247,744	-	-
Total Assets	$81,010,395	$80,670,824	$339,571	$-

Cavalier Growth Opportunities Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$63,919,063	$63,919,063	$-	$-
Put Options Purchased	270,474	-	270,474	-
Total Assets	$64,189,537	$63,919,063	$270,474	$-

Cavalier Hedged High Income Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Product*	$12,557,431	$12,557,431	$-	$-
Open-End Fund*	2,881,397	2,881,397	-	-
Short-Term Investment	2,459,143	2,459,143	-	-
Total Assets	$17,897,971	$17,897,971	$-	$-

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2020

Cavalier Tactical Economic Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$12,204,411	$12,204,411	$-	$-
Short-Term Investment	4,698,796	4,698,796	-	-
Total Assets	$16,903,207	$16,903,207	$-	$-

Cavalier Tactical Rotation Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$16,118,839	$16,118,839	$-	$-
Short-Term Investment	5,714,564	5,714,564	-	-
Total Assets	$21,833,403	$21,833,403	$-	$-
*Refer to the Schedules of Investments for a breakdown by sector.
(a) The Funds held no Level 3 securities during the fiscal year ended May 31, 2020.

Purchased Options
When the Funds purchase an option, an amount equal to the premium paid by the Funds is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Derivative Financial Instruments
The Funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Funds to gains or losses in excess of the amounts shown on each Funds’ Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Funds’ independent pricing services and the Funds’ net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities for options purchased.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Gain on Investments on each Funds’ Statement of Operations for options purchased. The Cavalier Tactical Rotation Fund had no open option positions as of the fiscal year ended May 31, 2020.

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of May 31, 2020 for each applicable Fund as follows:

Cavalier Fundamental Growth Fund
Derivative Type	Location	Market Value

Equity Contracts – purchased options	Assets – Investments, at value	$339,571

Cavalier Growth Opportunities Fund
Derivative Type	Location	Market Value

Equity Contracts – purchased options	Assets – Investments, at value	$270,474

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2020

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal year ended May 31, 2020 for each applicable Fund as follows:

Cavalier Fundamental Growth Fund
Derivative Type	Location	Gains/Losses

Equity Contracts – purchased options	Net realized loss from investments	$ (1,843,661)

Equity Contracts – purchased options	Net change in unrealized appreciation on investments	$ (864,465)

Cavalier Growth Opportunities Fund
Derivative Type	Location	Gains/Losses

Equity Contracts – purchased options	Net realized gain from investments	$ (1,494,248)

Equity Contracts – purchased options	Net change in unrealized appreciation on investments	$ (684,569)

Cavalier Tactical Rotation Fund
Derivative Type	Location	Gains/Losses

Equity Contracts – purchased options	Net realized loss from investments	$ (452,618)

The following table represents the total premiums received or paid on options, which serve as an indicator of volume for options during the fiscal year ended May 31, 2020 for each applicable Fund as follows:

Cavalier Fundamental Growth Fund
Derivative Type	Type	Total Value
Equity Contracts – purchased options	Premiums Paid	$ 2,289,798

Cavalier Growth Opportunities Fund
Derivative Type	Type	Total Value
Equity Contracts – purchased options	Premiums Paid	$ 1,849,551

Cavalier Tactical Rotation Fund
Derivative Type	Type	Total Value
Equity Contracts – purchased options	Premiums Paid	$ 457,620

Investments in the Funds are subject to the following options risks:

Risks from Purchasing Options. If a call or put option purchased by the Funds is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the Funds will lose its entire investment in the option. Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the Funds’ strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.  There is no assurance that a liquid market will exist when the Funds seek to close out an option position. Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2020

Investments in the Funds may also be subject to counterparty risk on derivatives. This risk refers to the risk that an issuer or counterparty will fail to pay its obligations to the Funds when they are due.  As a result, the Funds’ income might be reduced, the value of the Funds’ investment might fall, and/or the Funds could lose the entire amount of their investment.  Changes in the financial condition of an issuer or counterparty, changes in specific economic, social, or political conditions that affect a particular type of security or other instrument or an issuer, and changes to economic, social, or political conditions in general can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Funds may declare and distribute dividends from net investment income (if any) monthly.  Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise continue to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
Each Fund pays a monthly advisory fee to Cavalier Investments, LLC (the “Advisor”) based upon the average daily net assets and calculated at an annual rate.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2020

See the table below for the advisory fee rates and amounts earned by the Advisor from each Fund during fiscal year ended May 31, 2020:
Fund	Advisory Fee Rate June 1, 2019 - May 31, 2020	Amount Earned	Amount Waived by Advisor	Expenses Reimbursed by Advisor
Cavalier Adaptive Income Fund	1.00%	$ 434,811	$255,524	$ -
Cavalier Fundamental Growth Fund	1.00%	820,915	162,047	-
Cavalier Growth Opportunities Fund	1.00%	643,993	208,689	-
Cavalier Hedged High Income Fund	1.00%	214,674	176,657	-
Cavalier Tactical Economic Fund	1.00%	167,968	167,968	41,615
Cavalier Tactical Rotation Fund	1.00%	399,481	215,409	-

The Advisor has engaged sub-advisors to provide day to day portfolio management for some of the Funds.  Each sub-advisor is paid directly by the Advisor based upon the average daily net assets and calculated at an annual rate. See the table below for the sub-advisory fee rates and amounts paid by the Advisor to the Sub-Advisor for each sub-advised Fund during the fiscal year ended May 31, 2020:

Fund	Sub-Advisors	Sub-Advisory Fee Rate	Sub-Advisory Fee Received
Cavalier Adaptive Income Fund	Buckhead Capital Management, LLC	0.10% (on AUM above $10M) and 0.32% (on AUM over $20M)	$109,233

Cavalier Fundamental Growth Fund	Navellier & Associates, Inc.	0.30% (on AUM over $20M)	186,233

Cavalier Growth Opportunities Fund	Bluestone Capital Management, LLC	0.30%	193,260

Cavalier Tactical Rotation Fund	Julex Capital Management, LLC*	0.20%	49,371

*As of January 13, 2020, Julex Capital Management, LLC no longer manages the assets of the Cavalier Tactical Rotation Fund.  Cavalier Investments, LLC continues to serve as Advisor to the Fund and has taken over management of the Fund’s assets.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2020

Expense Limitation
The Advisor has entered into a contractual expense limitation agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Funds, under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than the following percentages of the average daily net assets of the Institutional Class Shares, Class C Shares, and Class A Shares of the Funds:

Fund	Institutional Class Shares	Class C Shares	Class A Shares
Cavalier Adaptive Income Fund	1.25%	2.25%	1.50%
Cavalier Fundamental Growth Fund	1.25%	2.25%	1.50%
Cavalier Growth Opportunities Fund	1.25%	2.25%	1.50%
Cavalier Hedged High Income Fund	1.25%	2.25%	1.50%
Cavalier Tactical Economic Fund	1.25%	2.25%	1.50%
Cavalier Tactical Rotation Fund	1.25%	2.25%	1.50%

Administrator
Each Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month. The Administrator also receives a fee as to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous reporting expense for peer group, comparative analysis, and compliance support totaling $150 per month.

A breakdown of these fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (base fee) (monthly fee)	Fund Accounting Fees (asset-based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250 plus $500/additional share class	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2020

The Fund incurred the following amounts in Administration fees for the fiscal year ended May 31, 2020:

Fund
Cavalier Adaptive Income Fund	$ 45,955
Cavalier Fundamental Growth Fund	84,170
Cavalier Growth Opportunities Fund	66,478
Cavalier Hedged High Income Fund	26,264
Cavalier Tactical Economic Fund	26,072
Cavalier Tactical Rotation Fund	42,799

The Funds incurred the following amounts in Fund Accounting fees for the fiscal year ended May 31, 2020:

Fund
Cavalier Adaptive Income Fund	$ 37,316
Cavalier Fundamental Growth Fund	47,314
Cavalier Growth Opportunities Fund	45,545
Cavalier Hedged High Income Fund	35,344
Cavalier Tactical Economic Fund	40,785
Cavalier Tactical Rotation Fund	43,100

The Funds incurred the following amounts in Custody fees for the fiscal year ended May 31, 2020:

Fund
Cavalier Adaptive Income Fund	$ 21,049
Cavalier Fundamental Growth Fund	20,677
Cavalier Growth Opportunities Fund	17,338
Cavalier Hedged High Income Fund	6,632
Cavalier Tactical Economic Fund	6,950
Cavalier Tactical Rotation Fund	24,081

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Funds for their services pursuant to the Compliance Services agreement with the Funds.

Effective March 31, 2020, The Nottingham Company, Inc. replaced Cipperman Compliance Services, LLC as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Funds pursuant to the Transfer Agent’s fee arrangements with the Funds.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2020

The Funds incurred the following amounts in Transfer Agent fees for the fiscal year ended May 31, 2020:

Fund
Cavalier Adaptive Income Fund	$ 27,000
Cavalier Fundamental Growth Fund	33,000
Cavalier Growth Opportunities Fund	33,705
Cavalier Hedged High Income Fund	27,000
Cavalier Tactical Economic Fund	33,000
Cavalier Tactical Rotation Fund	34,240

The Shareholder Fulfillment Fees disclosed on the Statement of Operations for the Funds include fees paid by the Fund to a Sub-Transfer Agent for certain services.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Funds pursuant to the Funds’ fee arrangements with the Distributor.

3.	Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Funds.  The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Funds.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Effective April 1, 2020, a new compensation schedule was implemented for the Independent Trustees.  Each Trustee will receive $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues.  The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  Prior to April 1, 2020, Trustees who were not “interested persons” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) received $2,000 each year from each Fund.  The Trust reimbursed each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  Additional fees were incurred during the year as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.	Distribution and Service Fees

The Board of Trustees, including a majority of the Independent Trustees, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Class C Shares and Class A Shares. The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Class C Shares and 0.25% per annum of the average daily net assets of the Class A Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class C Shares or Class A Shares or servicing of Class C or Class A shareholder accounts.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2020

See the table below for the Distribution and Service Fees of the Class C Shares and Class A Shares for each Fund during the fiscal year ended May 31, 2020:

Fund	Amount Incurred
	Class C Shares	Class A Shares
Cavalier Adaptive Income Fund	$ 42,124	$ -
Cavalier Fundamental Growth Fund	25,472	1,935
Cavalier Growth Opportunities Fund	10,898	1,357
Cavalier Hedged High Income Fund	5,909	-
Cavalier Tactical Economic Fund	8,367	54
Cavalier Tactical Rotation Fund	16,273	402

5.	Purchases and Sales of Investment Securities

For the fiscal year ended May 31, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
	Purchases of Securities	Proceeds from Sales of Securities
Cavalier Adaptive Income Fund	$ 40,024,326	$ 3,756,291
Cavalier Fundamental Growth Fund	57,442,007	75,981,454
Cavalier Growth Opportunities Fund	193,164,575	187,504,034
Cavalier Hedged High Income Fund	26,976,015	26,569,362
Cavalier Tactical Economic Fund	22,145,893	24,187,614
Cavalier Tactical Rotation Fund	233,719,710	291,041,121

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal year ended May 31, 2020.

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of May 31, 2020, open taxable years consisted of the taxable years ended May 31, 2017 through May 31, 2020.  No examination of tax returns is currently in progress for any of the Funds.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2020

Distributions during the fiscal years ended below were characterized for tax purposes as follows:

		Distributions from
Fund	Fiscal year ended	Ordinary Income	Long-Term Capital Gains
Cavalier Adaptive Income Fund	05/31/2020	$ 1,394,755	$ -
	05/31/2019	454,738	-
Cavalier Fundamental Growth Fund	05/31/2020	31,002	-
	05/31/2019	1,046,710	5,804,179
Cavalier Growth Opportunities Fund	05/31/2020	1,837,000	-
	05/31/2019	2,848,714	564,594
Cavalier Hedged High Income Fund	05/31/2020	722,934	-
	05/31/2019	1,434,166	-
Cavalier Tactical Economic Fund	05/31/2020	218,000	-
	05/31/2019	1,149,074	790,938
Cavalier Tactical Rotation Fund	05/31/2020	931,000	-
	05/31/2019	949,396	14,091,743

Reclassifications relate primarily to differing book/tax treatment of ordinary net investment losses and taxable overdistributions and have no impact on the net assets of the Funds.

For the year ended May 31, 2020, the following reclassifications were necessary:

	Paid-In- Capital	Distributable Earnings/Accumulated Loss
Cavalier Adaptive Income Fund	$ (8,653)	$ 8,653
Cavalier Fundamental Growth Fund	(230,509)	230,509
Cavalier Tactical Economic Fund	(121,899)	121,899

At May 31, 2020, the tax-basis cost of investments and components of distributable earnings were as follows:

	Cavalier Adaptive Income Fund	Cavalier Fundamental Growth Fund	Cavalier Growth Opportunities Fund
Cost of Investments	$48,723,087	$66,184,229	$60,475,660

Gross Unrealized Appreciation	153,779	17,034,566	4,248,646
Gross Unrealized Depreciation	(2,624,601)	(2,208,400)	(534,769)
Net Unrealized Appreciation (Depreciation)	(2,470,822)	14,826,166	3,713,877
Undistributed Net Investment Income	-	-	802,791
Capital Loss Carryforward	(170,300)	(10,134,285)	-

Distributable Earnings/Accumulated Deficit	$(2,641,122)	$4,691,881	$4,516,668

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2020

	Cavalier Hedged High Income Fund	Cavalier Tactical Economic Fund	Cavalier Tactical Rotation Fund
Cost of Investments	$17,968,772	$16,501,899	$20,557,552

Gross Unrealized Appreciation	-	1,348,096	2,030,393
Gross Unrealized Depreciation	(70,801)	(946,788)	(754,542)
Net Unrealized Appreciation (Depreciation)	(70,801)	401,308	1,275,851

Undistributed Net Investment Income	7,159	-	176,141
Capital Loss Carryforward	(2,596,277)	-	(5,748,340)
Post-October Losses	-	(1,758,818)	(3,769,653)

Accumulated Deficit	$(2,659,919)	$(1,357,510)	$(8,066,001)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales. Accumulated capital losses noted above represent net capital loss carryovers as of May 31, 2020 that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The Cavalier Adaptive Income Fund has a capital loss carryforward of $170,300, of which $23,857 is short-term in nature and $146,443 is long-term in nature. The Cavalier Fundamental Growth Fund has a capital loss carryforward of $10,134,285, all of which is short-term in nature.  The Cavalier Hedged High Income Fund has a capital loss carryforward of $2,596,277, of which $1,815,546 is short-term in nature and $780,731 is long-term in nature. The Cavalier Tactical Rotation Fund has a capital loss carryforward of $5,748,340, all of which is short-term in nature. The capital loss carryforwards have no expiration date.

In addition, realized losses reflected in the accompanying financial statements include net capital losses realized between November 1 and the Funds’ fiscal year-end that have not been recognized for tax purposes (Deferred Post-October Losses).

7.   Concentration of Risk

The Cavalier Hedged High Income Fund currently invests a significant portion of its assets in the Goldman Sachs Access High Yield Corporate Bond ETF (“Goldman”).  The Cavalier Hedged High Income Fund may redeem its investment from Goldman at any time if the Advisor determines that it is in the best interest of the Cavalier Hedged High Income Fund and its shareholders to do so.  The performance of the Cavalier Hedged High Income Fund may be directly affected by the performance of Goldman. The financial statements of Goldman, including the portfolio of investments, can be found at Goldman’s website, www.gsam.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Cavalier Hedged High Income’s financial statements.  As of May 31, 2020, the Cavalier Hedged Income Fund’s net assets invested in Goldman were 69.94%.

8.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.

As of May 31, 2020, Pershing LLC held 26.14% of the Adaptive Income Fund, 31.79% of the Tactical Economic Fund, and 42.61% of the Tactical Rotation Fund.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2020

As of May 31, 2020, Charles Schwab & Co. held 25.06% of the Adaptive Income Fund and 27.98% of the Fundamental Growth Fund.

As of May 31, 2020, LPL Financial held 40.43% of the Growth Opportunities Fund and 26.59% of the Tactical Economic Fund.

The Funds have no knowledge as to whether all or any portion of the shares of record owned by Pershing LLC, Charles Schwab & Co., and LPL Financial are also owned beneficially.

9.   Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect the risk of loss to be remote.

10.   Borrowings

The Funds established a borrowing agreement with Interactive Brokers, LLC for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.  Interest expense in the Funds relates to the negative daily cash balance held at Interactive Brokers, LLC. The Cavalier Fundamental Growth Fund, Cavalier Growth Opportunities Fund, and Cavalier Tactical Rotation Fund each had negative daily cash balances at Interactive Brokers, LLC during the fiscal year ended May 31, 2020.  The interest expense that accrued is reflected on the Statement of Operations for each Fund and is deemed immaterial based on the average net assets of each Fund.

11.   Subsequent Events

Distributions

Per share distributions during the subsequent period were as follows:

Fund	Class	Record Date	Pay Date	Ordinary Income
Cavalier Adaptive Income Fund	Institutional	6/25/2020	6/26/2020	$ 0.02345
	Class C	6/25/2020	6/26/2020	0.01548

	Institutional	6/25/2020	6/26/2020	0.02131
Cavalier Hedged High Income Fund	Class C	6/25/2020	6/26/2020	0.01316

Termination of Navellier as Sub-Advisor
As of June 2, 2020, Navellier and Associates, Inc. (“Navellier”) was no longer being compensated for managing the assets of the Cavalier Fundamental Growth Fund under the Sub-Advisor Agreement and ceased providing services under the Sub-Advisory Agreement as of June 15, 2020. Cavalier Investments, LLC continues to serve as Advisor to the Fund and has taken over management of the Fund’s assets.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2020

Management is currently evaluating the impact of the COVID-19 virus on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Company’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of Cavalier Adaptive Income Fund, Cavalier Fundamental Growth Fund, Cavalier Growth Opportunities Fund, Cavalier Hedged High Income Fund, Cavalier Tactical Economic Fund, and Cavalier Tactical Rotation Fund

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Cavalier Adaptive Income Fund, Cavalier Fundamental Growth Fund, Cavalier Growth Opportunities Fund, Cavalier Hedged High Income Fund, Cavalier Tactical Economic Fund, and Cavalier Tactical Rotation Fund, each a series of shares of beneficial interest in Starboard Investment Trust (the “Funds”), including the schedules of investments, as of May 31, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Financial Highlights Presented
Cavalier Adaptive Income Fund	For each of the years in the five-year period ended May 31, 2020
Cavalier Fundamental Growth Fund
For each of the years in the five-year period ended May 31, 2020 for Institutional Class Shares and Class C Shares and for each of the years in the two-year period ended May 31, 2020 and for the period from March 13, 2018 (Date of Initial Public Investment) through May 31, 2018 for Class A Shares

Cavalier Growth Opportunities Fund
For each of the years in the five-year period ended May 31, 2020 for Institutional Class Shares and Class C Shares and for each of the years in the two-year period ended May 31, 2020 and for the period from April 16, 2018 (Date of Initial Public Investment) through May 31, 2018 for Class A Shares

Cavalier Hedged High Income Fund	For each of the years in the five-year period ended May 31, 2020
Cavalier Tactical Economic Fund
For each of the years in the five-year period ended May 31, 2020 for Institutional Class Shares and Class C Shares and for the year ended May 31, 2020 and the period from October 18, 2018 (Date of Initial Public Investment) through May 31, 2019 for Class A Shares

Cavalier Tactical Rotation Fund
For each of the years in the five-year period ended May 31, 2020 for Institutional Class Shares and Class C Shares and for each of the years in the two-year period ended May 31, 2020 and for the period from April 2, 2018 (Date of Initial Public Investment) through May 31, 2018 for Class A Shares

Basis for Opinion
These financial statements are the responsibility of the Funds' management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the custodian and brokers or by other appropriate auditing procedures where responses from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Starboard Investment Trust since 2012.

Philadelphia, Pennsylvania
July 28, 2020

Cavalier Funds

Additional Information (Unaudited)

As of May 31, 2020

1.	Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  Each Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of each Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.

Each of the funds listed below had the following distribution information for the fiscal year ended May 31, 2020.

	Ordinary Income	Long-Term Capital Gains
Cavalier Adaptive Income Fund	$ 1,394,755	$ -
Cavalier Fundamental Growth Fund	31,002	-
Cavalier Growth Opportunities Fund	1,837,000	-
Cavalier Hedged High Income Fund	722,934	-
Cavalier Tactical Economic Fund	218,000	-
Cavalier Tactical Rotation Fund	931,000	-

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 through May 31, 2020.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

(Continued)

Cavalier Funds

Additional Information (Unaudited)

As of May 31, 2020

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Cavalier Adaptive Income Fund	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 968.26	$6.15	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Class C Shares
Actual	$1,000.00	$ 963.60	$11.05	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.75	$11.33	2.25%

Cavalier Fundamental Growth Fund	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 964.30	$6.14	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Class C Shares
Actual	$1,000.00	$ 959.30	$11.02	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.75	$11.33	2.25%
Class A Shares
Actual	$1,000.00	$ 963.90	$7.36	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%

Cavalier Growth Opportunities Fund	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,050.10	$6.41	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Class C Shares
Actual	$1,000.00	$1,044.90	$11.50	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.75	$11.33	2.25%
Class A Shares
Actual	$1,000.00	$1,049.20	$7.68	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%

(Continued)

Cavalier Funds

Additional Information (Unaudited)

As of May 31, 2020

Cavalier Hedged High Income Fund	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 993.70	$6.23	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Class C Shares
Actual	$1,000.00	$ 989.00	$11.19	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.75	$11.33	2.25%

Cavalier Tactical Economic Fund	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 878.80	$5.87	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Class C Shares
Actual	$1,000.00	$ 873.60	$10.54	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.75	$11.33	2.25%
Class A Shares
Actual	$1,000.00	$ 878.30	$7.04	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%

Cavalier Tactical Rotation Fund	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 863.60	$5.82	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Class C Shares
Actual	$1,000.00	$ 859.20	$10.46	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.75	$11.33	2.25%
Class A Shares
Actual	$1,000.00	$ 862.00	$6.98	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%

*Expenses are equal to the average account value over the period multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

(Continued)

Cavalier Funds

Additional Information (Unaudited)

As of May 31, 2020

5.   Approval of Investment Advisory Agreement and Sub-Advisory Agreements

Investment Advisory Agreement with the Advisor

In connection with the regular Board meeting held on March 12, 2020, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Funds (the "Investment Advisory Agreement").
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.
In deciding on whether to approve the Investment Advisory Agreement, the Trustees considered numerous factors, including:
(i)  Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Funds including, without limitation, the quality of its investment advisory services since the Advisor began managing the Funds (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Funds’ investment objectives, policies and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow the Funds’ assets, and assist in the distribution of Fund shares (although no portion of the investment advisory fee was targeted to pay  distribution expenses).  The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the financial condition of the Advisor.  It was noted that there had been no change in personnel.
After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.
(ii) Performance.  The Trustees compared the performance of the Funds with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar/Lipper peer group average).  The Trustees also considered the consistency of the Advisor’s management of the Funds with its investment objective, policies, and limitations. The Trustees made the following observations regarding the performance of each of the Funds.
Cavalier Adaptive Income Fund: The Trustees noted that the Fund had underperformed the peer group and category for the 1-year and since inception periods and had outperformed the peer group and the category for the 5-year period.  The Trustees noted that the Advisor believed that the underperformance was largely because the Fund offered less risk than the peer group and the category.  the Advisor also noted that the Fund was a 2019 Lipper Award winner in the General Bond Category.
Cavalier Fundamental Growth Fund: The Trustees noted that the Fund underperformed the category but outperformed the peer group for the 1-year period, underperformed the category and the peer group for the 5-year period and outperformed the peer group and the category for the since inception period.  The Trustees noted that the Advisor believed that the Fund’s portfolio holdings possessed excellent sales and earnings growth fundamentals.

(Continued)

Cavalier Funds

Additional Information (Unaudited)

As of May 31, 2020

Cavalier Growth Opportunities Fund: The Trustees noted that the Fund had outperformed the peer group for all periods and had outperformed the category for the 5-year and since inception periods while slightly underperforming for the 1-year period.
Cavalier Hedged High Income Fund: The Trustees noted that the Fund underperformed the peer group but outperformed the category for the 1-year period, outperformed the category and the peer group for the 5-year period and outperformed the peer group but underperformed the category for the since inception period.  The Trustees considered the Advisor’s explanation that the strategy of the Fund may lose some performance as compared to the category in short-term down markets but should offer enhanced returns over full market cycles.
Cavalier Tactical Economic Fund: The Trustees noted that the Fund had outperformed the peer group for all periods and had underperformed the category for all periods.  The Trustees noted that the Advisor believes that the Fund is miscategorized by Lipper, which is why it underperformed the category.
Cavalier Tactical Rotation Fund: The Trustees noted that the Fund underperformed the category for all periods and underperformed the peer group for the 1-year period but outperformed the peer group for the 5-year and since inception periods.  the Advisor noted that the under performance of the peer group for the 1-year period was due to defensive positioning and the underperformance of the category was due to a misalignment between the Fund’s strategy and the category.
After reviewing the investment performance of the Funds, the Advisor’s experience managing the Funds, the historical investment performance, and other factors, the Board concluded that the investment performance of the Funds and the Advisor was satisfactory.
(iii) Fees and Expenses.  The Trustees noted the management fees for the Funds were under the Investment Advisory Agreement. The Trustees noted that the management fee for each Fund was above the average of the peer group and category.  They further discussed that the Advisor believed this was due primarily to the small size of the Funds relative to those comparison groups.  The Trustees considered the Advisor’s unique research and investment process in evaluating the reasonableness of its management fee.
Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Funds were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.
(iv) Profitability.  The Board reviewed the Advisor’s profitability analysis in connection with its management of the Fund over the past twelve months. The Board noted that the Advisor did not retain a profit for the prior twelve months of operations for each Fund except the Cavalier Hedged High Income Fund and Cavalier Tactical Rotation Fund, which each generated a nominal profit for the Advisor.  The Trustees discussed the profitability level of the Advisor, noting, among other factors and circumstances, that the level of profitability was a function of current and expected expenses, and it was important for the Advisor to make a profit in order to have adequate resources to operate the Funds until the Funds reached scale.
After discussion, the Trustees concluded that the Advisor’s level of profitability was not excessive.
(v) Economies of Scale.  In this regard, the Trustees reviewed the Funds’ operational history and noted that the size of the Funds had not provided an opportunity to realize economies of scale. The Trustees then reviewed the Funds’ fee arrangements for breakpoints or other provisions that would allow the Funds’ shareholders to benefit from economies of scale in the future as the Funds grow.  The Trustees determined that the maximum management fee would stay the same regardless of the Funds’ asset levels but noted the Advisor’s willingness to consider breakpoints in the future as assets grow. The Trustees noted that the Funds were a relatively small size and economies of scale were unlikely to be achievable in the near future.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Funds grow.

(Continued)

Cavalier Funds

Additional Information (Unaudited)

As of May 31, 2020

Conclusion.  Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the Fund.

6.   Information about Trustees and Officers

The business and affairs of the Funds and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Funds is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees each received aggregate compensation of $29,262 during the fiscal year ended May 31, 2020 for their services to the Funds and Trust.

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. (06/1953)	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Previously President and CEO of NC Mutual Life Insurance Company (insurance company) from 2003 to 2015.	14
Independent Trustee of the Brown Capital Management Mutual Funds for all its series from 2011 to present, Hillman Capital Management Investment Trust for all its series from 2009 to present, Centaur Mutual Funds Trust for all its series from 2013 to present, Chesapeake Investment Trust for all its series from 2016 to present, Leeward Investment Trust for all its series from 2018 to present, and WST Investment Trust for all its series (all registered investment companies) from 2013 to present. Member of Board of Directors of Communities in Schools of N.C. from 2001 to present. Member of Board of Directors of Investors Title Company from 2010 to present. Member of Board of Directors of AAA Carolinas from 2011 to present. Previously, member of Board of Directors of M&F Bancorp Mechanics & Farmers Bank from 2009 to 2019. Previously, member of Board of Visitors of North Carolina Central University School of Business from 1990 to 2016. Previously, Board of Directors of NC Mutual Life Insurance Company from 2004 to 2016. Previously, President and CEO of North Carolina Mutual Life Insurance Company from 2003 to 2015..

(Continued)

Cavalier Funds

Additional Information (Unaudited)

As of May 31, 2020

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Theo H. Pitt, Jr. (04/1936)	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999.	14
Independent Trustee of World Funds Trust for all its series from 2013 to present, Chesapeake Investment Trust for all its series from 2002 to present, Leeward Investment Trust for all its series from 2011 to present, and Hillman Capital Management Investment Trust for all its series from 2000 to present (all registered investment companies). Senior Partner of Community Financial Institutions Consulting from 1997 to present. Previously, Partner at Pikar Properties from 2001 to 2017.

Michael G. Mosley (01/1953)	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	14	None.
J. Buckley Strandberg (03/1960)	Independent Trustee	Since 7/09	President of Standard Insurance and Realty since 1982.	14	None.

(Continued)

Cavalier Funds

Additional Information (Unaudited)

As of May 31, 2020

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 05/15	President of The Nottingham Company since 2018. EVP of The Nottingham Company from 2008 to 2018.
Ashley H. Lanham (03/1984)	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Head of Fund Administration, The Nottingham Company since 2008.
Tracie A. Coop (12/1976)	Secretary	Since 12/19
General Counsel, The Nottingham Company since 2019. Formerly, Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019. Formerly, General Counsel for Santander Asset Management USA, LLC from 2013 to 2015.

Matthew Baskir (07/1979)	Chief Compliance Officer	Since 04/20
Compliance Director, The Nottingham Company, Inc., since 2020. Formerly, Consultant at National Regulatory Services from 2019 to 2020. Formerly, Counsel at Financial Industry Regulatory Authority (FINRA), Member Supervision from 2016-2019. Formerly Counsel at FINRA, Market Regulation Enforcement from 2014 – 2016.

(Continued)

The Cavalier Funds
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Cavalier Investments
116 South Franklin Street	12600 Deerfield Parkway
Post Office Box 69	Suite #100
Rocky Mount, North Carolina 27802-0069	Alpharetta, GA 30004

Telephone:	Telephone:

800-773-3863	770-777-8277

World Wide Web @:	World Wide Web @:

ncfunds.com	cavalierfunds.com

Item 2.	CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).
Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Trustees has determined that there is at least one member who qualifies as an audit committee financial expert, as that term is defined under Item 3(b) of Form N-CSR, serving on its audit committee.
As of the date of this report, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.
Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the Cavalier Adaptive Income Fund, Cavalier Fundamental Growth Fund, Cavalier Growth Opportunities Fund, Cavalier Hedged High Income Fund, Cavalier Tactical Economic Fund, and Cavalier Tactical Rotation Fund (collectively the “Funds”), each a series of the Trust, for the last two fiscal years are reflected in the table below.  These amounts represent aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), for the audit of the Funds’ financial statements or services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings or engagements for those fiscal years.

Fund	May 31, 2019	May 31, 2020
Cavalier Adaptive Income Fund	$12,250	$12,250
Cavalier Fundamental Growth Fund	$12,250	$12,250
Cavalier Growth Opportunities Fund	$12,250	$12,250
Cavalier Hedged High Income Fund	$12,250	$12,250
Cavalier Tactical Economic Fund	$12,250	$12,250
Cavalier Tactical Rotation Fund	$12,250	$12,250

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended May 31, 2019 and May 31, 2020 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of the Funds’ federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	May 31, 2019	May 31, 2020
Cavalier Adaptive Income Fund	$2,000	$2,000
Cavalier Fundamental Growth Fund	$2,000	$2,000
Cavalier Growth Opportunities Fund	$2,000	$2,000
Cavalier Hedged High Income Fund	$2,000	$2,000
Cavalier Tactical Economic Fund	$2,000	$2,000
Cavalier Tactical Rotation Fund	$2,000	$2,000

(d)
All Other Fees – There were no other fees billed in each of the fiscal years ended May 31, 2019 and May 31, 2020 for products and services by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the Funds for services rendered for the fiscal years ended May 31, 2019 and May 31, 2020 were $2,000 and $2,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the Funds’ investment adviser, or any other entity controlling, controlled by, or under common control with the Funds’ investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESMENT COMPANIES. Not applicable.

Item 13.	EXHIBITS
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 19940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date: August 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date: August 6, 2020

By:	/s/ Ashley H. Lanham
Ashley H. Lanham Treasurer and Principal Financial Officer

Date: August 6, 2020